UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4813

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MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

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(Exact name of registrant as specified in charter)

BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108

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(Address of principal executive offices) (Zip code)

Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, Massachusetts 02109

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 248-6000

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Date of fiscal year end: December 31

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Date of reporting period: September 30, 2008

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Item 1 — Schedule of Investments.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments - September 30, 2008 (Unaudited)

				Par
Security Description	Rate	Maturity		Value	Value ($)

UNAFFILIATED INVESTMENTS - 149.8%

BONDS AND NOTES - 140.7%

Asset Backed - 10.5%
American Express Credit Account Master Trust 2004-C 144A (a) (b)	2.988	2/15/2012	USD	180,662	174,441
American Express Credit Account Master Trust 2007-6A C 144A (a)	2.878	1/15/2013		4,275,000	3,881,050
American General Mortgage Loan Trust 2006-1 A1 144A (a) (b)	5.750	12/25/2035		12,260	12,183
Americredit Automobile Receivables Trust 2006-BG A3 (b)	5.210	10/6/2011		2,042,396	2,000,030
Americredit Automobile Receivables Trust 2008-AF A2A (b)	4.470	1/12/2012		1,500,000	1,453,445
Americredit Prime Automobile Receivables 2007-1 E 144A (c)	6.960	1/8/2011		1,020,178	642,712
Bank of America Credit Card Trust 2007-B1 B1 (a) (b)	2.568	6/15/2012		4,370,000	4,160,220
Bayview Financial Acquisition Trust 2005-B 1A6	5.208	4/28/2039		192,049	154,930
Capital Auto Receivables Asset Trust 2004-2 D 144A	5.820	5/15/2012		1,950,000	1,914,017
Capital Auto Receivables Asset Trust 2005-1 C (b)	4.730	9/15/2010		1,000,000	981,126
Capital One Auto Finance Trust 2006-A A3 (b)	5.330	11/15/2010		243,047	241,887
Capital One Auto Finance Trust 2006-C A3A (b)	5.070	7/15/2011		1,433,173	1,396,143
Capital One Auto Finance Trust 2007-A A3B (a)	2.488	8/15/2011		1,342,246	1,313,639
Capital One Auto Finance Trust 2007-C A3A (b)	5.130	4/16/2012		2,730,000	2,590,775
Chaseflex Trust 2006-2 A1A (a) (b)	5.590	9/25/2036		205,449	203,884
Citibank Credit Card Issuance Trust 2007-B1 B1 (a)	2.858	4/2/2012		70,000	66,081
Citicorp Residential Mortgage Securities 2006-2 A2 (b)	5.557	9/25/2036		2,600,000	2,571,483
Citicorp Residential Mortgage Securities 2007-2 A1A (b)	5.983	6/25/2037		1,751,593	1,730,065
Citicorp Residential Mortgage Securities 2007-2 M8	7.000	6/25/2037		400,000	98,791
Citicorp Residential Mortgage Securities 2007-2 M9	7.000	6/25/2037		2,095,000	285,471
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5 (a) (b)	5.010	2/25/2035		166,443	133,511
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7 (b)	5.249	8/25/2035		1,955,000	1,566,007
CS First Boston Mortgage Securities Corp. 2002-HE4 (b)	6.940	8/25/2032		357,573	218,084
CSAB Mortgage Backed Trust 2006-3 A1A (b)	6.000	11/25/2036		2,170,871	1,943,743
Ford Credit Auto Owner Trust 2005-B B (b)	4.640	4/15/2010		1,500,000	1,484,718
Ford Credit Auto Owner Trust 2005-C C (b)	4.720	2/15/2011		755,000	737,449
Ford Credit Auto Owner Trust 2006-C C (b)	5.470	9/15/2012		590,000	466,607
Ford Credit Auto Owner Trust 2007-A D 144A	7.050	12/15/2013		600,000	430,276
Green Tree Financial Corp. 1994-7 M1 (b)	9.250	3/15/2020		360,255	362,835
GSAA Home Equity Trust 2006-7 AV1 (a) (b)	3.287	3/25/2046		495,083	483,801
Hyundai Auto Receivables Trust 2004-A B	3.460	8/15/2011		47,010	46,951
Hyundai Auto Receivables Trust 2004-A C	3.360	8/15/2011		1,533	1,532
Hyundai Auto Receivables Trust 2006-B C	5.250	5/15/2013		10,000	9,593
Hyundai Auto Receivables Trust 2007-A A3A (b)	5.040	1/17/2012		915,000	914,653
JP Morgan Mortgage Acquisition Corp. 2007-HE1 AF1 (a) (b)	3.307	2/25/2009		1,940,458	1,773,814
Morgan Stanley Home Equity Loans 2006-1 B1 (a)	4.757	12/25/2035		175,000	24,241
Nomura Asset Acceptance Corp. 2005-AP1 2A5	4.855	2/25/2035		39,529	31,679
Nomura Asset Acceptance Corp. 2005-AP2 A5 (b)	4.976	5/25/2035		2,420	1,586
Nomura Asset Acceptance Corp. 2005-WF1 2A5 (b)	5.159	3/25/2035		1,011,055	694,607
Origen Manufactured Housing Contract Trust 2004-B A2 (b)	3.790	12/15/2017		20,075	19,816
Origen Manufactured Housing Contract Trust 2005-B A2 (b)	5.247	12/15/2018		167,808	167,702
Origen Manufactured Housing Contract Trust 2005-B A3	5.605	5/15/2022		100,000	96,632
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1 (b)	5.424	12/25/2036		221,190	219,076
Popular ABS Mortgage Pass-Through Trust 2005-5 AF6	5.331	11/25/2035		25,000	20,707
Popular ABS Mortgage Pass-Through Trust 2005-6 M1 (b)	5.910	1/25/2036		180,000	75,799
Renaissance Home Equity Loan Trust 2005-2 M9	6.639	8/25/2035		25,000	4,683
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1	5.800	10/25/2033		13,186	9,707
Residential Asset Mortgage Products, Inc. 2004-RS12 AI6	4.547	12/25/2034		74,130	66,672
Residential Asset Securities Corp. 2003-KS7 MI3 (a) (b)	5.750	9/25/2033		283,797	130,978
Residential Funding Mortgage Securities 2005-HI3 A4	5.490	9/25/2035		100,000	93,935
Specialty Underwriting & Residential Finance 2006-BC2 A2B (b)	5.573	2/25/2037		347,920	315,558
Structured Asset Securities Corp. 2005-S3 M1 (a) (b)	3.707	6/25/2035		68,771	68,526
Terwin Mortgage Trust 2006-9HGA A1 144A (a) (c)	3.287	10/25/2037		197,981	184,739
Vanderbilt Mortgage Finance 1999-A 1A6 (a)	6.750	3/7/2029		1,130,000	890,349
Wachovia Auto Loan Owner Trust 2007-1 D (b)	5.650	2/20/2013		1,865,000	1,042,199
Wells Fargo Mortgage Backed Securities Trust 2003-1 2A9 (b)	5.750	2/25/2033		218,090	199,027
WFS Financial Owner Trust 2004-3 B	3.510	2/17/2012		4,854	4,851
WFS Financial Owner Trust 2004-4 C (b)	3.210	5/17/2012		137,456	136,689
WFS Financial Owner Trust 2005-2 B (b)	4.570	11/19/2012		961,000	958,320
WFS Financial Owner Trust 2005-3 B (b)	4.500	5/17/2013		625,000	609,643
Total Asset Backed (Cost $48,057,249)					42,513,668
Collateralized Mortgage Obligations - 10.4%
Banc of America Mortgage Securities 2004-F 2A7 (a) (b)	4.144	7/25/2034		26,398	25,788
Countrywide Home Loans 2005-31 2A1 (a) (b)	5.476	1/25/2036		2,889,602	2,526,711
Fannie Mae Grantor Trust 2001-T11 B (e)	5.503	9/25/2011		20,000	20,375
First Horizon Alternative Mortgage Securities 2004-FA1 1A1	6.250	10/25/2034		191,666	165,088
GNMA 2003-48 AC (b)	2.712	2/16/2020		1,311,487	1,305,107
GNMA 2003-72 A (b)	3.206	4/16/2018		957,672	958,779
GNMA 2003-88 AC (b)	2.914	6/16/2018		1,015,159	1,012,433
GNMA 2003-96 B (b)	3.607	8/16/2018		55,167	55,017
GNMA 2004-9 A (b)	3.360	8/16/2022		47,540	47,064
GNMA 2004-12 A (b)	3.110	1/16/2019		952,846	940,765
GNMA 2004-23 B (b)	2.946	3/16/2019		3,507,551	3,453,677
GNMA 2004-25 AC (b)	3.377	1/16/2023		542,124	536,493
GNMA 2004-43 A (b)	2.822	12/16/2019		1,018,529	1,000,533
GNMA 2004-51 A (b)	4.145	2/16/2018		1,154,505	1,149,054
GNMA 2004-57 A (b)	3.022	1/16/2019		760,397	749,472
GNMA 2004-67 A (b)	3.648	9/16/2017		258,215	256,478
GNMA 2004-77 A (b)	3.402	3/16/2020		326,639	323,746
GNMA 2004-97 AB (b)	3.084	4/16/2022		1,652,703	1,626,128
GNMA 2004-108 A (b)	3.999	5/16/2027		30,731	30,440
GNMA 2005-9 A (b)	4.026	5/16/2022		1,184,608	1,177,848
GNMA 2005-12 A (b)	4.044	5/16/2021		31,476	31,283
GNMA 2005-14 A (b)	4.130	2/16/2027		61,166	60,875
GNMA 2005-29 A (b)	4.016	7/16/2027		1,025,042	1,015,272
GNMA 2005-32 B (b)	4.385	8/16/2030		1,340,317	1,336,796
GNMA 2005-42 A (b)	4.045	7/16/2020		29,022	28,862
GNMA 2005-50 A (b)	4.015	10/16/2026		47,954	47,605
GNMA 2005-52 A (b)	4.287	1/16/2030		71,699	71,434
GNMA 2005-67 A	4.217	6/16/2021		13,841	13,779
GNMA 2005-79 A	3.998	10/16/2033		18,814	18,676
GNMA 2005-87 A (b)	4.449	3/16/2025		1,201,515	1,199,145
GNMA 2005-90 A (b)	3.760	9/16/2028		1,466,153	1,448,230
GNMA 2006-3 A (b)	4.212	1/16/2028		1,921,153	1,910,927
GNMA 2006-5 A (b)	4.241	7/16/2029		1,477,558	1,469,614
GNMA 2006-6 A (b)	4.045	10/16/2023		168,306	167,371
GNMA 2006-9 A (b)	4.201	8/16/2026		2,573,923	2,560,147
GNMA 2006-55 A (b)	4.248	7/16/2029		2,221,499	2,209,231
GNMA 2006-66 A (b)	4.087	8/16/2030		2,607,977	2,588,221
GNMA 2006-67 A (b)	3.947	10/6/2011		2,665,715	2,638,855
GNMA 2007-46 A (b)	3.137	11/16/2029		1,227,640	1,214,683
GNMA 2007-52 A (b)	4.054	10/16/2025		2,228,981	2,214,356
Indymac Index Mortgage Loan Trust 2006-AR9 B1 (a) (b)	5.974	6/25/2036		149,565	48,712
Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a)	5.974	6/25/2036		274,203	19,355
JP Morgan Mortgage Trust 2005-A1 5A1 (a)	4.484	2/25/2035		36,229	32,220
Structured Asset Mortgage Investments, Inc. 1998-2 B (a) (b)	5.687	4/30/2030		33,880	29,897
Washington Mutual 2004-AR7 A6 (a) (b)	3.940	7/25/2034		266,000	264,444
Washington Mutual 2004-AR9 A7 (a) (b)	4.134	8/25/2034		1,442,000	1,432,074
Washington Mutual 2005-AR4 A4B (a) (b)	4.669	4/25/2035		706,000	702,710
Total Collateralized Mortgage Obligations (Cost $42,433,603)					42,135,770
Corporate - 47.3%
Banking - 7.7%
Bac Capital Trust XIV (a)	5.630	12/31/2049		55,000	28,461
Bank of America Corp. (a)	8.000	12/29/2049		2,670,000	2,114,285
Barclays Bank PLC 144A (a)	7.700	4/25/2049		725,000	637,108
Barclays Bank PLC 144A (a)	5.926	12/15/2049		1,400,000	973,587
Capital One Financial Co. (a) (b)	3.097	9/10/2009		2,620,000	2,444,300
Chevy Chase Bank FSB	6.875	12/1/2013		1,427,000	1,141,600
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)	5.506	2/15/2049		1,435,000	1,070,090
City National Corp.	5.125	2/15/2013		640,000	572,247
Colonial Bank	6.375	12/1/2015		1,100,000	819,793
Compass Bank	5.500	4/1/2020		15,000	11,832
Export-Import Bank of Korea	4.500	8/12/2009		995,000	988,725
Glitnir Banking HF 144A (a)	2.951	10/15/2008		165,000	164,829
Glitnir Banking HF 144A (a)	6.693	6/15/2016		605,000	320,281
Industrial Bank of Korea 144A (a)	4.000	5/19/2014		305,000	298,065
Manufacturers & Traders Trust Co. (a)	5.585	12/28/2020		625,000	479,371
Marshall and Ilsley Bank (a) (b)	3.083	12/4/2012		5,125,000	4,106,862
Marshall and Ilsley Corp.	5.626	8/17/2009		50,000	48,585
MUFG Capital Financial 1 Ltd. (a)	6.346	3/15/2049		810,000	613,015
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		1,460,000	1,088,066
SMFG Preferred Capital 144A (a)	6.078	7/25/2049		305,000	217,785
Sovereign Bancorp	4.800	9/1/2010		1,175,000	927,604
Sovereign Bancorp (a)	3.090	3/1/2009		51,000	41,677
Sovereign Bancorp (a)	3.440	3/23/2010		1,335,000	947,538
St. George Bank Ltd. 144A	5.300	10/15/2015		941,000	817,434
Sumitomo Mitsui Banking 144A (a)	5.625	7/15/2049		945,000	754,939
Suntrust Preferred Capital I (a)	5.853	12/15/2036		1,300,000	715,000
UBS AG Stamford CT	5.750	4/25/2018		1,355,000	1,178,511
USB Capital IX (a)	6.189	4/15/2042		155,000	75,950
Wachovia Corp. (b)	6.375	1/15/2009		1,070,000	1,028,971
Wells Fargo & Co.	6.375	8/1/2011		850,000	866,031
Wells Fargo Bank NA (b)	7.550	6/21/2010		1,920,000	1,986,019
Wells Fargo Capital XIII (a)	7.700	12/29/2049		3,280,000	2,860,193
Western Financial Bank FSB (b)	9.625	5/15/2012		975,000	909,031
					31,247,785
Basic Materials - 1.0%
Alcoa, Inc.	6.000	7/15/2013		590,000	578,914
Cabot Corp. 144A	5.250	9/1/2013		960,000	953,061
Enterprise Products Operations	4.625	10/15/2009		250,000	244,665
ICI Wilmington, Inc. (b)	4.375	12/1/2008		1,394,000	1,391,488
Lubrizol Corp.	4.625	10/1/2009		930,000	925,574
					4,093,702
Communications - 4.1%
AT&T Corp. (b)	7.300	11/15/2011		1,055,000	1,095,607
AT&T, Inc. (d)	5.600	5/15/2018		2,645,000	2,367,381
AT&T, Inc. (a)	2.894	2/5/2010		50,000	49,816
Clear Channel Communication, Inc.	4.500	1/15/2010		50,000	44,000
Comcast Corp. (b)	5.500	3/15/2011		360,000	353,493
Comcast Corp.	6.300	11/15/2017		1,365,000	1,255,120
Comcast Corp. (a) (b)	3.088	7/14/2009		540,000	528,395
COX Communications, Inc.	7.125	10/1/2012		75,000	76,415
COX Communications, Inc. 144A	6.250	6/1/2018		1,215,000	1,129,109
News America Holdings, Inc.	7.700	10/30/2025		1,020,000	1,011,702
News America, Inc.	6.150	3/1/2037		1,495,000	1,218,914
Qwest Corp. (d)	5.625	11/15/2008		15,000	14,850
Qwest Corp.	7.875	9/1/2011		135,000	129,600
Qwest Corp.	8.875	3/15/2012		90,000	88,200
Sprint Capital Corp.	8.375	3/15/2012		2,330,000	2,097,000
Sprint Capital Corp.	6.875	1/15/2028		980,000	656,600
TCI Communications, Inc.	7.875	2/15/2026		825,000	794,380
Time Warner Cable, Inc.	5.850	5/1/2017		1,400,000	1,233,453
Time Warner, Inc. (a)	3.034	11/13/2009		60,000	57,606
Time Warner, Inc.	5.875	11/15/2016		2,795,000	2,456,470
					16,658,111
Consumer Cyclical - 0.3%
Daimler Chrysler NA Holding Corp. (a)	3.169	3/13/2009		85,000	84,688
Daimler Chrysler NA Holding Corp. (a)	3.249	3/13/2009		150,000	149,351
Heinz (H.J.) Co. 144A (b)	6.428	12/1/2008		780,000	781,365
Macys Retail Holdings, Inc.	5.950	11/1/2008		55,000	54,914
Macys Retail Holdings, Inc. (d)	4.800	7/15/2009		30,000	29,321
Macys Retail Holdings, Inc.	5.900	12/1/2016		280,000	230,816
					1,330,455
Consumer Nonyclical - 1.2%
Kraft Foods, Inc.	6.000	2/11/2013		305,000	303,132
Kraft Foods, Inc.	6.125	2/1/2018		1,205,000	1,128,816
Kroger Co.	6.150	1/15/2020		1,255,000	1,150,576
Safeway, Inc. (b)	4.125	11/1/2008		85,000	84,855
Safeway, Inc.	6.350	8/15/2017		1,255,000	1,216,308
Walgreen Co.	4.875	8/1/2013		915,000	914,717
					4,798,404
Energy - 0.4%
Amerada Hess Corp.	6.650	8/15/2011		1,105,000	1,104,982
Anadarko Petroleum Corp. (a)	3.219	9/15/2009		110,000	108,705
ANR Pipeline Co.	7.000	6/1/2025		10,000	9,827
Chesapeake Energy Corp.	7.500	6/15/2014		275,000	263,312
Chevron Phillips	7.000	3/15/2011		18,000	18,864
El Paso Natural Gas Co.	7.500	11/15/2026		5,000	4,542
					1,510,232
Financial - 17.8%
Ace INA Holdings	5.800	3/15/2018		805,000	733,429
Allstate Corp. (a)	6.500	5/15/2057		550,000	345,028
American Express Credit Co. (a) (b)	2.547	11/9/2009		1,070,000	1,011,709
Ameriprise Financial, Inc. (a)	7.518	6/1/2066		660,000	501,891
Amvescap PLC	5.625	4/17/2012		85,000	80,923
Amvescap PLC	5.375	2/27/2013		645,000	592,883
Arden Realty LP REIT	5.200	9/1/2011		820,000	787,597
Arden Realty LP REIT	5.250	3/1/2015		111,000	97,006
Avalonbay Communities REIT	6.625	9/15/2011		750,000	751,369
Boeing Capital Corp. (b)	7.375	9/27/2010		1,055,000	1,131,210
Boston Properties LP REIT	6.250	1/15/2013		58,000	57,492
Boston Properties LP REIT	5.625	4/15/2015		695,000	642,604
Boston Properties LP REIT	5.000	6/1/2015		20,000	17,799
Capmark Financial Group	5.875	5/10/2012		1,800,000	897,289
Citigroup, Inc.	5.500	4/11/2013		7,150,000	6,240,956
Commercial Net Lease Realtor REIT	6.150	12/15/2015		610,000	523,749
Countrywide Home Loan	4.125	9/15/2009		640,000	588,607
Credit Suisse First Boston USA, Inc. (b)	4.125	1/15/2010		2,665,000	2,583,232
Credit Suisse USA, Inc. (b)	5.500	8/16/2011		1,740,000	1,715,001
Daimler Chrysler Holding Corp. (a) (b)	3.331	10/31/2008		315,000	312,862
Duke Realty Corp. REIT	5.250	1/15/2010		160,000	156,877
Duke Realty LP	7.750	11/15/2009		929,000	930,993
Duke Realty LP	6.950	3/15/2011		95,000	97,308
Erac USA Finance Co. 144A (b)	7.950	12/15/2009		1,088,000	1,097,884
Erac USA Finance Co. 144A	6.375	10/15/2017		1,540,000	1,224,032
Erac USA Finance Co. 144A (a) (b)	3.046	4/30/2009		345,000	344,329
Federal Realty Investment Trust REIT	6.000	7/15/2012		410,000	391,933
Federal Realty Investment Trust REIT	5.400	12/1/2013		25,000	23,323
Federal Realty Investment Trust REIT	5.650	6/1/2016		760,000	669,474
Ford Motor Credit Co. LLC	5.800	1/12/2009		2,660,000	2,525,601
Ford Motor Credit Co. LLC	7.375	10/28/2009		1,855,000	1,491,357
General Electric Capital Corp.	5.625	5/1/2018		1,020,000	862,182
General Electric Capital Corp. (a) (b) (d)	2.886	10/21/2010		2,975,000	2,927,153
Goldman Sachs Capital II (a)	5.793	5/8/2049		1,020,000	448,096
Goldman Sachs Group, Inc.	5.625	1/15/2017		420,000	298,111
Goldman Sachs Group, Inc.	6.750	10/1/2037		1,000,000	667,590
Hanover Insurance Group	7.625	10/15/2025		25,000	21,457
Hartford Financial Services Group	5.663	11/16/2008		485,000	484,602
Healthcare Realty Trust REIT	5.125	4/1/2014		210,000	181,930
HRPT Properties Trust REIT (a) (b)	3.419	3/16/2011		586,000	532,235
HSBC Finance Capital Trust IX (a)	5.911	11/30/2035		3,435,000	2,580,118
HSBC Finance Corp.	4.750	4/15/2010		18,000	17,699
International Lease Finance Corp.	6.375	3/25/2013		965,000	609,408
International Lease Finance Corp. (a)	3.031	5/24/2010		45,000	36,055
Jackson National Life Global 144A	5.375	5/8/2013		845,000	805,038
Janus Capital Group, Inc.	6.250	6/15/2012		1,130,000	1,067,892
Jefferies Group, Inc.	7.750	3/15/2012		2,040,000	1,960,926
JPMorgan and Co., Inc.	6.250	1/15/2009		30,000	29,908
JPMorgan Chase & Co.	6.400	5/15/2038		1,330,000	1,149,851
Kingsway America, Inc. 144A	7.500	2/1/2014		50,000	49,193
Leucadia National Corp.	7.000	8/15/2013		1,280,000	1,206,400
Leucadia National Corp.	7.125	3/15/2017		1,025,000	932,750
Liberty Property LP REIT	5.500	12/15/2016		575,000	478,399
Liberty Property LP REIT	6.625	10/1/2017		40,000	35,742
Lincoln National Corp. (a) (b)	2.899	3/12/2010		1,385,000	1,345,699
Lincoln National Corp. (a) (d)	6.050	4/20/2067		3,100,000	2,046,000
Mack-Cali Realty LP REIT	5.050	4/15/2010		525,000	524,101
Mack-Cali Realty LP REIT	5.250	1/15/2012		895,000	881,887
Mack-Cali Realty LP REIT	5.125	1/15/2015		626,000	587,676
Mack-Cali Realty LP REIT (d)	5.800	1/15/2016		645,000	600,398
MassMutual Global Funding II 144A	3.800	4/15/2009		687,000	682,065
MBNA Capital	8.278	12/1/2026		65,000	58,288
MBNA Corp.	6.125	3/1/2013		1,590,000	1,502,734
Merrill Lynch and Co.	6.050	8/15/2012		1,835,000	1,720,557
Merrill Lynch and Co.	5.700	5/2/2017		2,170,000	1,776,178
Merrill Lynch and Co.	6.875	4/25/2018		1,500,000	1,327,125
Merrill Lynch and Co. (a)	3.014	2/5/2010		15,000	14,226
Metlife, Inc.	5.000	6/15/2015		2,243,000	2,046,076
Metropolitan Life Global Funding I 144A	5.125	4/10/2013		580,000	563,456
Morgan Stanley	6.600	4/1/2012		870,000	631,951
Morgan Stanley	5.750	8/31/2012		780,000	550,085
NB Capital Trust IV	8.250	4/15/2027		285,000	274,320
Nippon Life Insurance 144A	4.875	8/9/2010		1,000,000	986,430
NYSE Euronext	4.800	6/28/2013		965,000	918,699
Pacific Life Global Funding 144A	3.750	1/15/2009		45,000	44,871
Pacific Life Global Funding 144A	5.150	4/15/2013		1,360,000	1,358,465
Regency Centers LP	5.250	8/1/2015		444,000	400,443
Regency Centers LP	5.875	6/15/2017		355,000	314,041
Simon Property Group LP REIT	4.600	6/15/2010		70,000	68,807
Simon Property Group LP REIT	4.875	8/15/2010		25,000	24,407
Simon Property Group LP REIT	5.000	3/1/2012		906,000	861,159
Simon Property Group LP REIT	5.750	5/1/2012		836,000	812,284
Simon Property Group LP REIT	5.625	8/15/2014		55,000	50,631
SLM Corp.	4.000	1/15/2009		2,965,000	2,431,300
Willis North America, Inc.	6.200	3/28/2017		475,000	412,993
					71,765,834
Health Care - 0.6%
Community Health Systems	8.875	7/15/2015		630,000	598,500
Coventry Health Care, Inc.	5.875	1/15/2012		485,000	467,198
Coventry Health Care, Inc.	5.950	3/15/2017		750,000	625,169
Wellpoint, Inc.	5.875	6/15/2017		775,000	717,379
					2,408,246
Industrials - 5.5%
Atlas Copco AB 144A	5.600	5/22/2017		575,000	558,684
Ball Corp.	6.875	12/15/2012		330,000	329,587
British Sky Broadcasting PLC (b)	6.875	2/23/2009		143,000	142,967
British Sky Broadcasting PLC (b)	8.200	7/15/2009		1,055,000	1,084,730
BSKYB Finance UK PLC 144A	6.500	10/15/2035		1,350,000	1,209,076
Crown Americas, Inc.	7.625	11/15/2013		780,000	768,300
Healthcare Realty Trust, Inc. REIT	8.125	5/1/2011		620,000	638,811
John Deere Capital Corp. (a) (b)	2.851	9/1/2009		707,000	704,274
Koninklijike KPN NV (b)	8.000	10/1/2010		360,000	377,237
Masco Corp. (a) (b)	3.119	3/12/2010		775,000	726,153
Mohawk Industries, Inc.	5.750	1/15/2011		1,050,000	1,004,589
Oakmont Asset Trust 144A	4.514	12/22/2008		80,000	79,942
Pearson Dollar Finance Two PLC 144A (d)	6.250	5/6/2018		1,340,000	1,286,309
Philip Morris International, Inc.	5.650	5/16/2018		1,745,000	1,612,963
Potash Corp. of Saskatchewan	4.875	3/1/2013		36,000	33,817
Prologis Trust REIT	6.625	5/15/2018		1,330,000	1,142,292
Reed Elsevier Capital, Inc.	4.625	6/15/2012		2,130,000	2,084,729
Republic Services, Inc.	7.125	5/15/2009		20,000	20,126
Republic Services, Inc. (b)	6.750	8/15/2011		840,000	867,953
RPM International, Inc.	4.450	10/15/2009		255,000	250,380
Telecom Italia Capital	5.250	11/15/2013		1,220,000	1,082,372
Telefonica Emisiones SAU (b)	5.984	6/20/2011		1,240,000	1,226,410
Telefonica Emisiones SAU (a)	3.504	6/19/2009		775,000	770,447
Tyco International Finance SA 144A (b)	6.875	1/15/2021		20,000	19,085
Union Pacific Corp. (b)	3.875	2/15/2009		1,400,000	1,379,545
Waste Management, Inc.	6.500	11/15/2008		75,000	75,144
Waste Management, Inc.	7.375	8/1/2010		280,000	289,948
Waste Management, Inc.	7.000	7/15/2028		641,000	583,636
WEA Finance LLC 144A	7.125	4/15/2018		1,325,000	1,191,180
Xerox Corp.	5.500	5/15/2012		255,000	243,127
Xerox Corp.	5.650	5/15/2013		365,000	354,517
					22,138,330
Public Utility - 0.4%
National Grid PLC	6.300	8/1/2016		1,725,000	1,645,477
Services - 1.8%
CSX Corp. (b)	6.250	10/15/2008		865,000	865,072
CVS Caremark Corp. (b)	4.000	9/15/2009		360,000	353,033
CVS Caremark Corp.	5.750	8/15/2011		430,000	436,347
CVS Caremark Corp. (a) (b)	3.111	6/1/2010		530,000	507,532
Delhaize Group	6.500	6/15/2017		1,270,000	1,202,889
Donnelley (R.R.) and Sons (b)	5.625	1/15/2012		1,380,000	1,331,518
Donnelley (R.R.) and Sons	6.125	1/15/2017		45,000	39,262
Home Depot, Inc.	5.875	12/16/2036		1,600,000	1,124,757
Home Depot, Inc. (a)	2.944	12/16/2009		15,000	14,112
Lowes Companies, Inc.	5.600	9/15/2012		365,000	372,276
Medco Health Solutions, Inc.	7.250	8/15/2013		385,000	408,172
Norfolk Southern Corp.	6.750	2/15/2011		337,000	351,469
Ryder System, Inc. (b)	3.500	3/15/2009		155,000	154,256
					7,160,695
Utilities - 6.5%
AES Corp.	7.750	10/15/2015		1,240,000	1,125,300
Cinergy Corp. (b)	6.530	12/16/2008		120,000	120,440
Cleveland Electric Illuminating Co.	5.700	4/1/2017		1,500,000	1,343,463
Consolidated Edison Company of New York	5.300	12/1/2016		1,145,000	1,057,224
Consolidated Edison Company of New York	5.850	4/1/2018		780,000	740,524
Consumers Energy Co.	5.000	2/15/2012		75,000	72,130
Consumers Energy Co.	5.375	4/15/2013		1,150,000	1,111,831
Dominion Resources, Inc.	6.400	6/15/2018		1,765,000	1,688,117
Dominion Resources, Inc. (a)	2.984	11/14/2008		30,000	29,941
Enel Finance International 144A	5.700	1/15/2013		550,000	555,637
Enel Finance International 144A	6.250	9/15/2017		1,925,000	1,915,163
Energy Future Holdings 144A	10.875	11/1/2017		2,590,000	2,337,475
FirstEnergy Corp.	6.450	11/15/2011		1,175,000	1,180,605
FPL Group Capital, Inc. (b)	5.625	9/1/2011		2,290,000	2,339,647
Ipalco Enterprises, Inc.	8.625	11/14/2011		30,000	30,150
Nevada Power Co.	6.500	8/1/2018		835,000	787,220
Nevada Power Co. (d)	6.750	7/1/2037		805,000	721,282
Niagara Mohawk Power Corp.	7.750	10/1/2008		1,038,000	1,038,000
Nisource Capital Markets	7.860	7/15/2014		20,000	19,495
Nisource Finance Corp.	5.250	9/15/2017		820,000	678,772
Nisource Finance Corp.	6.400	3/15/2018		20,000	17,924
Nisource Finance Corp. (a) (b)	3.381	11/23/2009		835,000	813,680
Ohio Power Co. (a) (b)	2.971	4/5/2010		1,330,000	1,304,691
Pacific Gas and Electric Co. (b)	3.600	3/1/2009		565,000	560,452
Pacific Gas and Electric Co.	6.350	2/15/2038		820,000	744,642
Pepco Holdings, Inc. (a)	3.435	6/1/2010		25,000	24,651
Public Service Co. of Colorado	4.375	10/1/2008		958,000	958,000
Sierra Pacific Power Co.	6.750	7/1/2037		400,000	358,401
Southern Co. (b)	5.300	1/15/2012		890,000	893,222
Veolia Environnement	5.250	6/3/2013		1,315,000	1,293,039
Windsor Financing LLC 144A (c)	5.881	7/15/2017		220,041	220,477
					26,081,595
Total Corporate (Cost $211,940,755)					190,838,866
Municipal Bonds - 2.8%
Government Backed - 0.5%
Clark County NV Bond Bank MBIA Prerefunded	5.250	6/1/2020		335,000	361,542
Clark County NV School District FSA Prerefunded	5.500	6/15/2017		355,000	383,223
Clark County NV School District FSA Prerefunded	5.500	6/15/2018		235,000	253,683
Cypress-Fairbanks TX Independent School District PSF-GTD Prerefunded	5.250	2/15/2022		305,000	316,316
Williamson County TX FSA Prerefunded	6.000	8/15/2014		235,000	249,502
Wisconsin GO MBIA Prerefunded	5.000	5/1/2015		410,000	437,581
					2,001,847
Insured - 0.0%
California GO AMBAC	3.500	10/1/2027		10,000	7,198
Taxable - 2.3%
Delaware Housing Authority SFMR (b)	5.800	7/1/2016		965,000	973,839
Erie County NY Tobacco Asset Securitization Corp.	6.000	6/1/2028		1,000,000	869,480
New York County Tobacco Trust IV	6.000	6/1/2027		195,000	173,663
Tobacco Settlement Authority Iowa	6.500	6/1/2023		3,318,000	2,842,531
Tobacco Settlement Authority Michigan (b)	7.309	6/1/2034		4,975,000	4,284,470
					9,143,983
Total Municipal Bonds (Cost $12,437,619)					11,153,028
Sovereign Bonds - 0.5%
Argentina Bonos (a) (Cost $2,386,864)	1.932	8/3/2012		5,585,000	2,032,940
Yankee Bonds - 0.6%
Rio Tinto Finance USA Ltd.	5.875	7/15/2013		2,370,000	2,323,335
Shinsei Finance II 144A (a)	7.160	7/23/2049		420,000	214,462
Total Yankee Bonds (Cost $2,661,235)					2,537,797

Pass Thru Securities - 67.0%

Non-Agency Pass Thru Securities - 10.9%
Banc of America Commerical Mortgage, Inc. 2002-2 A3 (b)	5.118	7/11/2043		610,000	586,515
Bayview Commercial Asset Trust 2003-2 A 144A (a) (b)	3.787	12/25/2033		301,565	254,114
Bayview Commercial Asset Trust 2004-1 A 144A (a) (b)	3.567	4/25/2034		330,590	298,161
Bayview Commercial Asset Trust 2005-3A B1 144A (a) (b)	4.307	11/25/2035		119,521	64,362
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b)	6.207	11/25/2035		239,042	121,983
Bayview Commercial Asset Trust 2005-4A B3 144A (a) (b) (c)	6.707	1/25/2036		165,097	69,341
Bayview Commercial Asset Trust 2006-1A B2 144A (a) (b)	4.907	4/25/2036		190,047	93,237
Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b) (c)	3.477	4/25/2036		210,220	184,468
Bayview Commercial Asset Trust 2006-SP2 A1 144A (a) (b)	3.487	4/25/2036		1,117,651	900,939
Bayview Commerical Asset Trust 2006-2A B2 144A (a) (b)	4.677	7/25/2036		356,951	183,830
Bear Stearns Commercial Mortgage Securities 1998-C1 A2 (b)	6.440	6/16/2030		3,938	3,928
Bear Stearns Commercial Mortgage Securities 2003-T12 A3 (a) (b)	4.240	8/13/2039		2,248,000	2,191,657
Bear Stearns Commercial Mortgage Securities 2004-PWR5 A2 (b)	4.254	7/11/2042		147,021	144,204
Bear Stearns Commercial Mortgage Securities 2004-PWR5 A3 (b)	4.565	7/11/2042		25,000	23,950
Bear Stearns Commercial Mortgage Securities 2005-PWR8 A2 (b)	4.484	6/11/2041		1,120,000	1,088,871
Bear Stearns Commercial Mortgage Securities 2005-T18 A2 (a) (b)	4.556	2/13/2042		105,000	103,077
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB (a)	5.877	9/11/2038		950,000	882,841
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX (a)	5.269	7/15/2044		20,000	19,635
Credit Suisse Mortgage Capital Certificate 2006-C1 A2 (a)	5.512	2/15/2039		45,000	43,958
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 2006-HC1A A1 144A (a) (b)	2.678	5/15/2023		1,213,113	1,112,430
Crown Castle Towers LLC, 2005-1A D 144A (b)	5.612	6/15/2035		660,000	620,202
Crown Castle Towers LLC, 2006-1A AFX 144A (b)	5.245	11/15/2036		2,950,000	2,875,306
Crown Castle Towers LLC, 2006-1A B 144A (b)	5.362	11/15/2036		670,000	623,549
Crown Castle Towers LLC, 2006-1A C 144A (b)	5.470	11/15/2036		1,680,000	1,525,322
Crown Castle Towers LLC, 2006-1A D 144A (b)	5.772	11/15/2036		1,025,000	913,531
CS First Boston Mortgage Securities Corp. 2001-CKN5C A4 (b)	5.435	9/15/2034		1,785,913	1,746,358
CS First Boston Mortgage Securities Corp. 2005-C4 AAB (a)	5.065	8/15/2038		1,130,000	1,062,911
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b)	7.222	11/12/2031		2,450,000	2,445,347
Global Signal Trust 2006-1 C 144A (b)	5.707	2/15/2036		950,000	883,054
Global Signal Trust 2006-1 D 144A (b)	6.052	2/15/2036		1,205,000	1,104,816
Global Signal Trust 2006-1 E 144A	6.495	2/15/2036		450,000	403,349
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2 (b)	4.223	4/10/2040		151,689	149,473
Goldman Sachs Mortgage Securities Corp. 2007-EOP L 144A (a)	3.787	3/20/2020		60,000	54,000
Goldman Sachs Mortgage Securities Corp., Cl. B 144A (a) (b)	2.737	3/20/2020		3,215,000	2,878,483
Goldman Sachs Mortgage Securities Corp., Cl. E 144A (a) (b)	2.927	3/20/2020		1,220,000	1,088,947
Goldman Sachs Mortgage Securities Corp., Cl. K 144A (a)	3.537	3/20/2020		700,000	586,428
GS Mortgage Securities Corp. II 2007-EOP F 144A (a) (b)	2.967	3/20/2020		50,000	45,749
GS Mortgage Securities Corp. II 2007-EOP G 144A (a) (b)	3.007	3/20/2020		25,000	21,890
Impac CMB Trust 2005-8 2M2 (a) (b)	3.957	2/25/2036		116,334	66,043
Impac CMB Trust 2005-8 2M3 (a) (b)	4.707	2/25/2036		92,265	42,331
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)	3.557	5/25/2036		655,878	565,582
JP Morgan Chase Commercial Mortgage Security Co. 2004-C1 A2 (b)	4.302	1/15/2038		2,120,000	2,016,549
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP5 A2 (b)	5.198	12/15/2044		1,605,000	1,567,019
LB Commercial Conduit Mortgage Trust 1999-C1 B (b)	6.930	6/15/2031		62,000	62,038
LB-UBS Commercial Mortgage Trust 2001-C3 A2 (b)	6.365	12/15/2028		1,950,000	1,953,189
Merrill Lynch Mortgage Trust, Inc. 2002-MW1 A3 (b)	5.403	7/12/2034		1,725,000	1,707,483
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2 (a) (b)	5.395	11/12/2037		375,000	367,547
Morgan Stanley Capital I 1998-HF1 F 144A (b)	7.180	3/15/2030		100,098	99,856
Morgan Stanley Capital I 1999-CAM1 A4 (a)	7.020	3/15/2032		10,765	10,746
Morgan Stanley Capital I 1999-RM1 E (a) (b)	7.273	12/15/2031		100,000	99,836
Morgan Stanley Capital I 2005-HQ5 A2 (b)	4.809	1/14/2042		1,554,893	1,528,252
Morgan Stanley Capital I 2006-T21 A2 (b)	5.090	10/12/2052		1,350,000	1,304,206
Morgan Stanley Dean Witter Capital I 2001-PPM A2	6.400	2/15/2031		17,240	17,299
Morgan Stanley Dean Witter Capital I 2001-PPM A3	6.540	2/15/2031		21,058	21,171
SBA CMBS Trust 2006-1A D 144A (b)	5.852	11/15/2036		400,000	350,060
Sovereign Commerical Mortgage Securities 2007-C1 D 144A (a)	5.835	10/22/2011		830,000	312,226
TIAA Real Estate CDO Ltd. 2007-C4 A3 (a)	6.093	8/15/2039		1,010,000	928,224
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2 (b)	4.380	10/15/2041		1,079,467	1,058,172
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5 (b)	4.661	5/15/2044		800,000	743,319
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)	3.830	1/25/2035		1,611,856	1,553,266
					43,774,630
Agency Pass Thru Securities - 56.1%
Fannie Mae Grantor Trust 2001-T6 B (b) (e)	6.088	5/25/2011		156,000	161,130
Fannie Mae Grantor Trust 2002-T11 A (b) (e)	4.769	4/25/2012		19,825	19,865
FGLMC	6.000	9/1/2037		44,770	45,364
FGLMC	6.000	10/1/2037		13,744	13,926
FGLMC	6.000	10/1/2037		13,967	14,152
FGLMC	6.000	10/1/2037		51,653	52,337
FGLMC	6.000	10/1/2037		22,510	22,808
FGLMC (TBA) (f)	5.500	10/13/2037		30,760,000	30,596,603
FGLMC	6.000	11/1/2037		129,163	130,874
FGLMC (TBA) (f)	6.000	10/14/2038		36,205,000	36,646,267
FHLMC (b) (e)	6.000	6/1/2022		181,534	184,872
FHLMC Gold (b) (e)	4.000	10/1/2009		358,181	357,163
FHLMC Gold (b) (e)	4.500	10/1/2009		26,027	26,178
FHLMC Gold (b) (e)	4.500	4/1/2010		27,591	27,888
FHLMC Gold (b) (e)	3.500	9/1/2010		304,428	301,195
FHLMC Gold (b) (e)	7.000	11/1/2031		102,413	107,667
FHLMC Gold (b) (e)	7.000	11/1/2031		122,158	128,424
FHLMC Gold (e)	5.500	1/1/2034		604,539	602,564
FHLMC Gold (e)	5.500	3/1/2034		238,080	237,302
FNMA (b) (e)	4.000	5/1/2010		1,211,408	1,207,643
FNMA (b) (e)	3.530	7/1/2010		1,327,342	1,301,840
FNMA (e)	5.000	10/1/2011		42,027	42,577
FNMA (b) (e)	5.139	12/25/2011		570,798	576,261
FNMA (e)	8.500	6/1/2012		4,906	5,170
FNMA (e)	4.060	6/1/2013		53,000	50,627
FNMA (e)	4.900	1/1/2014		436,741	429,856
FNMA (e)	4.500	11/1/2014		16,664	16,588
FNMA (e)	6.500	12/1/2015		4,476	4,648
FNMA (e)	5.140	1/1/2016		74,384	73,089
FNMA (e)	6.000	7/1/2017		4,992	5,109
FNMA (b) (e)	5.000	1/1/2019		289,445	289,493
FNMA (TBA) (e) (f)	6.000	10/1/2020		8,080,000	8,228,979
FNMA (TBA) (e) (f)	5.500	10/20/2023		4,780,000	4,809,875
FNMA (e)	5.500	11/1/2024		1,128,811	1,133,667
FNMA (e)	5.500	12/1/2024		15,443	15,509
FNMA (e)	5.500	1/1/2025		2,875,753	2,888,122
FNMA (e)	7.500	2/1/2029		7,943	8,612
FNMA (e)	7.500	9/1/2029		508	549
FNMA (e)	7.500	11/1/2029		428	464
FNMA (e)	7.000	11/1/2031		1,713	1,802
FNMA (e)	7.000	5/1/2032		15,308	16,086
FNMA (e)	7.000	6/1/2032		22,657	23,810
FNMA (e)	5.500	2/1/2033		93,916	93,990
FNMA (e)	5.500	1/1/2034		615,780	615,885
FNMA (e)	5.500	1/1/2034		1,409,287	1,409,527
FNMA (e)	5.500	8/1/2034		45,005	44,971
FNMA (e)	5.500	9/1/2034		84,869	84,804
FNMA (e)	5.500	9/1/2034		55,972	55,929
FNMA (e)	5.500	9/1/2034		68,719	68,667
FNMA (e)	5.500	9/1/2034		175,307	175,173
FNMA (e)	5.500	9/1/2034		20,023	20,008
FNMA (TBA) (e) (f)	5.000	10/1/2035		2,045,000	2,030,301
FNMA (TBA) (e) (f)	5.000	10/1/2035		74,760,000	72,844,275
FNMA (TBA) (e) (f)	5.500	10/1/2035		39,635,000	39,523,546
FNMA (TBA) (e) (f)	6.000	10/1/2035		3,075,000	3,114,397
FNMA (e)	6.500	9/1/2037		66,228	67,981
FNMA (e)	6.500	9/1/2037		59,988	61,576
FNMA (e)	6.000	10/1/2037		23,082	23,404
FNMA (e)	6.000	11/1/2037		38,558	39,097
FNMA (e)	6.500	11/1/2037		58,802	60,359
FNMA (e)	6.000	12/1/2037		2,122,202	2,151,856
FNMA (e)	6.000	1/1/2038		2,749,350	2,787,767
FNMA (e)	6.000	1/1/2038		2,099,205	2,128,537
FNMA (e)	5.500	6/1/2038		8,328,074	8,311,276
GNMA	9.000	2/15/2021		15,383	16,925
GNMA	8.000	8/15/2025		6,965	7,643
GNMA	8.000	11/15/2025		11,179	12,268
GNMA	8.000	5/15/2026		2,221	2,438
GNMA	8.000	11/15/2026		10,924	11,991
GNMA	6.000	1/15/2032		2,850	2,903
GNMA	6.500	7/15/2032		4,947	5,089
					226,579,538
Total Pass Thru Securities (Cost $275,996,397)					270,354,168

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bond	5.000	5/15/2037		320,000	355,975
U.S. Treasury Note (b)	4.875	4/30/2011		717,000	767,302
U.S. Treasury Note	4.750	8/15/2017		1,360,000	1,457,856
Total U.S. Treasury Obligations (Cost $2,613,448)					2,581,133
Foreign Denominated - 0.9%
Brazil - 0.2%
Republic of Brazil	12.500	1/5/2016	BRL	1,750,000	933,198
Japan - 0.2%
Sumitomo Mitsui Banking (a)	4.375	7/15/2049	JPY	600,000	566,993
Mexico - 0.5%
Mexican Fixed Rate Bonds	9.000	12/22/2011	MXN	22,500,000	2,115,601
TOTAL FOREIGN DENOMINATED (Cost $4,136,569)					3,615,792
TOTAL BONDS AND NOTES (Cost $602,663,739)					567,763,162
Convertible Preferred Stock - 0.0%
CIT Group, Inc. 7.75% CVT Pfd (Cost $19,424)			USD	1,025	8,887
PURCHASED OPTIONS - 0.0%				Contract Size
2 Yr Floor 3M Libor, Strike Price 2.50%, 1/13/2009 (Cost $66,912)				262,500	0

SHORT TERM INVESTMENTS - 9.7%
U.S. Treasury Bill - 0.3%	Rate	Maturity		Par Value
U.S. Treasury Bill (g) (Cost $1,328,362)	0.480	1/2/2009		1,330,000	1,328,362
U.S. Government Agencies - 7.2%
Federal Home Loan Discount Note	0.750	10/14/2008		4,115,000	4,113,886
FNMA Discount Note (d) (e) (g)	2.310	10/14/2008		5,440,000	5,435,461
FNMA Discount Note (d) (e) (g)	2.180	11/13/2008		19,717,000	19,665,647
Total U.S. Government Agencies (Cost $29,214,994)					29,214,994
TOTAL SHORT TERM INVESTMENTS (Cost $30,543,356)					30,543,356

INVESTMENT OF CASH COLLATERAL - 1.6%				Shares
BlackRock Cash Strategies L.L.C (c) (Cost $6,460,834)				6,460,834	6,460,834
TOTAL UNAFFILIATED INVESTMENTS (Cost $639,754,265)					604,776,239

AFFILIATED INVESTMENTS - 0.6%
Dreyfus Institutional Cash Advantage Fund (h) (i)				41,086	41,086
Dreyfus Institutional Preferred Plus Money Market Fund (h)				2,140,425	2,140,425
Total Affiliated Investments (Cost $2,181,511)					2,181,511

Total Investments-150.4% (641,935,776)					606,957,750
LIABILITIES IN EXCESS OF OTHER ASSETS--(50.4%)					(203,308,301)
NET ASSETS--100%					$ 403,649,449

Notes to Schedule of Investment:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $52,411,289 or 13.0% of net assets.

AMBAC-American Municipal Bond Assurance Corporation
BRL-Brazilian Real
CVT-Convertible
FGLMC-Federal Government Loan Mortgage Corporation
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
FSA-Financial Security Assurance
GNMA-Government National Mortgage Association
GO-General Obligation
GTD-Guaranteed
JPY-Japanese Yen
MBIA-Municipal Bond Investors Assurance Insurance Corporation
MXN-Mexican New Peso
PFD-Preferred
PSF-Permanent School Fund
REIT-Real Estate Investment Trust
SFMR-Single Family Mortgage Revenue
TBA-To Be Announced
USD-United States Dollar
(a) Variable Rate Security; rate indicated as of September 30, 2008.
(b) Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
(c) Illiquid security. At the period end, the value of these securities amounted to $7,762,571 or 1.9% of net assets.
(d) Security, or a portion of thereof, was on loan at September 30, 2008.
(e) On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Coproration into conservatorship with FHFA as the conservator.
(f) Delayed delivery security.
(g) Rate noted is yield to maturity.
(h) Affiliated institutional money market fund.
(i) Investment of security lending cash collateral.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $641,935,776. Net unrealized depreciation on investments was
$34,978,026 of which $749,914 related to appreciated investment securities and $35,727,940 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At September 30, 2008, the Fund held the following futures contracts:
					Unrealized
				Underlying Face	Appreciation/
Contract	Position	Expiration Date		Amount at Value ($)	(Depreciation) ($)
U.S. 2 Year Treasury Note (260 Contracts)	Short	12/31/2008		55,493,750	(239,948)
U.S. 5 Year Treasury Note (370 Contracts)	Short	12/31/2008		41,526,719	132,468
U.S. 10 Year Treasury Note (29 Contracts)	Short	12/19/2008		3,324,125	31,479
U.S. Long Bond CBT (295 Contracts)	Long	12/19/2008		34,565,703	75,300
Long Gilt (143 Contracts)	Long	12/29/2008		28,509,775	(3,215)
					(3,916)

During the period ended September 30, 2008, the Fund entered into the following Swaption transactions:

Written Put Options:		Expiration		Notional
Description	Counterparty	Strike Price	Date	Amount		Premiums ($)	Value ($)
1M 5Yr Pay Straddle	Barclays	4.07000	10/02/2008	8,673,000	USD	56,808	37,501
1M 5Yr Pay Straddle	Deutsche	3.62000	10/16/2008	8,654,000	USD	87,838	205,132
1M 5Yr Pay Straddle	Deutsche	3.93000	10/29/2008	8,075,000	USD	83,576	133,412
1M 10Yr Pay Straddle	Deutsche	4.58000	10/22/2008	4,238,000	USD	60,603	48,300
						288,825	424,345

Written Call Options:		Expiration		Notional
Description	Counterparty	Strike Price	Date	Amount		Premiums ($)	Value ($)
1M 5Yr Rec Straddle	Barclays	4.07000	10/02/2008	8,673,000	USD	56,808	17,047
1M 5Yr Rec Straddle	Deutsche	3.62000	10/16/2008	8,654,000	USD	87,838	13,283
1M 5Yr Rec Straddle	Deutsche	3.93000	10/29/2008	8,075,000	USD	83,576	60,608
1M 10Yr Rec Straddle	Deutsche	4.58000	10/22/2008	4,238,000	USD	60,603	72,580
						288,825	163,518

At September 30, 2008 the Fund held the following forward exchange contracts:

	Local					Unrealized
	Principal	Contract		Value at	Amount	Appreciation/
Contracts to Deliver	Amount	Value Date		September 30, 2008 ($)	to Receive ($)	(Depreciation) ($)
Brazilian Real	1,920,000	12/17/2008		993,368	1,073,225	79,858
China Renminlbi	15,439,000	11/21/2008		2,256,845	2,255,680	(1,165)
China Renminlbi	34,000,000	3/26/2009		4,975,869	5,373,370	397,501
Euro	490,000	12/17/2008		691,778	688,818	(2,961)
Japanese Yen	914,800,000	10/10/2008		8,618,042	8,491,205	(126,837)
Mexican Peso	23,470,000	12/17/2008		2,146,988	2,193,807	46,818
Malaysian Ringgit	7,534,000	11/21/2008		2,203,139	2,196,501	(6,637)
Malaysian Ringgit	17,240,000	3/26/2009		5,074,469	5,512,390	437,921
New Zealand Dollar	1,388,558	9/25/2008		946,997	948,076	1,079
				27,907,495	28,733,072	825,577

	Local
	Principal	Contract		Value at	Amount	Unrealized
Contracts to Receive	Amount	Value Date		September 30, 2008 ($)	to Deliver ($)	(Depreciation) ($)
Brazilian Real	1,920,000	12/17/2008		993,368	1,027,837	(34,470)
China Renminlbi	15,439,000	11/21/2008		2,256,845	2,262,456	(5,611)
China Renminlbi	34,000,000	3/26/2009		4,975,869	5,205,941	(230,071)
Malaysian Ringgit	7,534,000	11/21/2008		2,203,139	2,252,789	(49,650)
Malaysian Ringgit	17,240,000	3/26/2009		5,074,468	5,426,503	(352,034)
				15,503,689	16,175,526	(671,836)

At September 30, 2008, the Fund held the following open swap agreements:
							Unrealized
Credit Default	Reference	Buy/Sell	(Pay) /Receive		Notional		Appreciation/
Swaps Counterparty	Entity	Protection	Fixed Rate	Expriration	Amount		(Depreciation)
Deutsche Bank	Bristol-Myers Squibb, 6.8%, 11/15/2026	Buy	(0.45%)	6/20/2018	1,060,000	USD	$ (2,551)
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.53%)	3/20/2013	2,140,000	USD	(22,522)
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.53%)	3/20/2013	570,000	USD	(5,999)
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.96%)	6/20/2012	2,130,000	USD	(26,380)
Deutsche Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.60%)	3/20/2012	990,000	USD	(1,023)
Deutsche Bank	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.84%)	6/20/2013	1,750,000	USD	(7,895)
Deutsche Bank	Dow Jones CDX.NA.IG.10 Index	Buy	(1.50%)	6/20/2018	5,410,000	USD	131,814
Goldman, Sachs & Co.	Bristol-Myers Squibb,6.8%,11/15/2026	Buy	(0.43%)	6/20/2018	1,520,000	USD	(1,247)
Goldman, Sachs & Co.	Pfizer Inc.,4.65%,3/1/2018	Buy	(0.41%)	6/20/2018	1,460,000	USD	13,737
JPMorgan	Kohls, 6.3%, 3/1/2011	Buy	(1.70%)	6/20/2013	700,000	USD	(14,425)
JPMorgan	Kohls, 6.3%, 3/1/2011	Buy	(1.70%)	6/20/2013	1,180,000	USD	(24,316)
JPMorgan	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.70%)	12/20/2011	390,000	USD	(2,045)
Morgan Stanley	Kohls, 6.3%, 3/1/2011	Buy	(1.62%)	3/20/2013	980,000	USD	(17,352)
Morgan Stanley	Pfizer Inc., 4.65%, 3/1/2018	Buy	(0.38%)	6/20/2018	1,020,000	USD	11,989
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.75%)	6/20/2013	880,000	USD	(704)
Morgan Stanley	Dow Jones CDX.NA.IG.10 Index	Sell	1.55%	6/20/2011	10,820,000	USD	(67,059)
							$ (35,978)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried

		Valuation Inputs	Investments in Securities ($)			Other Financial Instruments* ($)
Level 1 - Quoted Prices			2,181,511			(3,916)
Level 2 - Other Significant Observable Inputs			598,315,405			705,626
Level 3 - Significant Unobservable Inputs			6,460,834			0
Total			606,957,750			701,710
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in Securities ($)
Balance as of 12/31/2007			22,489,858
Realized gain (loss)			0
Change in unrealized appreciation (depreciation)			0
Net purchases (sales)			(16,029,024)
Transfers in and/or out of Level 3			0
Balance as of 9/30/2008			6,460,834

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments - September 30, 2008 (Unaudited)

Security Description	Rate (%)		Maturity		Par Value		Value ($)
UNAFFILIATED INVESTMENTS - 102.1%

BONDS AND NOTES - 97.8%
Asset Backed - 0.3%
Residential Asset Mortgage Products, Inc. 2006-RS4 A2 (a) (Cost $116,864)	3.317		7/25/2036	USD	125,000		120,353

Collateralized Mortgage Obligations - 7.6%
Government National Mortgage Association 2004-23 B	2.946		3/16/2019		216,204		212,883
Government National Mortgage Association 2005-76 A	3.963		5/16/2030		266,784		263,906
Government National Mortgage Association 2005-79 A	3.998		10/16/2033		214,477		212,910
Government National Mortgage Association 2006-5 A	4.241		7/16/2029		236,926		235,652
Government National Mortgage Association 2006-9 A	4.201		8/16/2026		617,742		614,435
Government National Mortgage Association 2006-15 A	3.727		3/16/2027		291,163		287,980
Government National Mortgage Association 2006-19 A	3.387		6/16/2030		219,435		216,243
Government National Mortgage Association 2006-39 A	3.772		6/16/2025		291,732		288,361
Government National Mortgage Association 2006-67 A	3.947		10/6/2011		459,121		454,495
Government National Mortgage Association 2006-68 A	3.888		7/16/2026		227,832		225,551
Government National Mortgage Association 2007-34 A	4.272		11/16/2026		168,404		167,750
Total Collateralized Mortgage Obligations (Cost $3,115,333)							3,180,166

Corporate - 19.0%

Banking - 1.5%
Bank of America Corp.	4.900		5/1/2013		225,000		203,545
Bank of America Capital Trust XIII (a)	3.219		3/15/2049		140,000		97,956
Chevy Chase Bank FSB	6.875		12/1/2013		90,000		72,000
Sovereign Bancorp (a)	3.440		3/23/2010		75,000		53,232
Wells Fargo & Co.	4.375		1/31/2013		225,000		206,825
							633,558

Communications - 1.9%
AT&T, Inc.	6.125		4/2/2015		100,000		137,365
AT&T, Inc.	6.400		5/15/2038		120,000		100,706
News America, Inc.	6.150		3/1/2037		210,000		171,219
Qwest Corp. (a)	6.069		6/15/2013		85,000		72,250
Telecom Italia Capital	6.999		6/4/2018		160,000		143,624
Time Warner Cable, Inc.	5.400		7/2/2012		60,000		57,073
Time Warner, Inc. (a)	3.034		11/13/2009		55,000		52,805
Verizon Communications, Inc.	6.100		4/15/2018		30,000		27,702
Verizon Communications, Inc.	6.900		4/15/2038		45,000		39,889
							802,633

Financial - 6.8%
Block Financial LLC	7.875		1/15/2013		405,000		424,794
Capmark Financial Group	5.875		5/10/2012		110,000		54,834
Citigroup, Inc.	5.300		10/17/2012		135,000		120,180
Citigroup, Inc.	5.500		4/11/2013		225,000		196,394
Countrywide Financial Corp. (a)	3.418		3/24/2009		240,000		234,267
ERAC USA Finance Co. 144A	5.300		11/15/2008		190,000		189,675
General Electric Capital Corp.	5.625		9/15/2017		400,000		343,300
JPMorgan Chase & Co.	4.750		5/1/2013		225,000		209,394
Metropolitan Life Global Funding I 144A	5.125		4/10/2013		100,000		97,148
NYSE Euronext	4.800		6/28/2013		170,000		161,843
Pacific Life Global Funding 144A	5.150		4/15/2013		155,000		154,825
Pricoa Global Funding 144A	5.400		10/18/2012		205,000		205,359
SLM Corp.	4.000		1/15/2009		415,000		340,300
Sprint Capital Corp.	6.875		1/15/2028		60,000		40,200
Willis North America, Inc.	6.200		3/28/2017		100,000		86,946
							2,859,459
Health Care - 0.2%
Coventry Health Care, Inc.	5.950		3/15/2017		85,000		70,853

Industrial - 4.5%
Koninklijike KPN NV	8.000		10/1/2010		180,000		188,618
Kraft Foods, Inc.	6.875		2/1/2038		115,000		105,872
Mohawk Industries, Inc.	6.125		1/15/2016		170,000		153,144
Mosaic Co. 144A	7.375		12/1/2014		130,000		134,585
Nordic Telecommunication Co. Holdings 144A	8.875		5/1/2016		90,000		81,900
Norfolk Southern Corp.	5.750		4/1/2018		40,000		38,556
Philip Morris International, Inc.	5.650		5/16/2018		125,000		115,542
Prologis Trust REIT	6.625		5/15/2018		160,000		137,419
Reed Elsevier Capital, Inc.	4.625		6/15/2012		320,000		313,199
Rogers Wireless, Inc.	7.500		3/15/2015		45,000		45,742
SabMiller PLC 144A (a)	3.091		7/1/2009		75,000		74,673
Steel Dynamics, Inc.	7.375		11/1/2012		60,000		54,900
Telefonica Emisiones SAU (a)	3.504		6/19/2009		235,000		233,619
Waste Management, Inc.	6.875		5/15/2009		100,000		100,285
WEA Finance LLC 144A	7.125		4/15/2018		140,000		125,861
							1,903,915
Public Utility - 0.2%
National Grid PLC	6.300		8/1/2016		75,000		71,543

Services - 0.9%
Delhaize Group	6.500		6/15/2017		75,000		71,037
Walgreen Co.	4.875		8/1/2013		105,000		104,968
Wal-Mart Stores, Inc. (b)	4.250		4/15/2013		225,000		220,838
							396,843
Utilities - 3.0%
Appalachian Power Co.	7.000		4/1/2038		165,000		154,367
Columbus Southern Power	6.050		5/1/2018		70,000		65,526
Consumers Energy Co.	5.375		4/15/2013		140,000		135,353
Enel Finance International 144A	5.700		1/15/2013		100,000		101,025
Entergy Louisiana LLC 144A	6.000		5/1/2018		125,000		114,848
Ipalco Enterprises, Inc. 144A	7.250		4/1/2016		60,000		57,300
Kentucky Power Co. 144A	6.000		9/15/2017		210,000		195,208
Niagara Mohawk Power Corp.	7.750		10/1/2008		75,000		75,000
Nisource Finance Corp.	6.400		3/15/2018		120,000		107,543
Potomac Electric Power Co.	6.500		11/15/2037		150,000		144,349
PSEG Power LLC	7.750		4/15/2011		90,000		93,379
							1,243,898
Total Corporate Bonds (Cost $8,593,003)							7,982,702

Municipal - 0.4%
Tobacco Settlement Authority Michigan (c) (Cost $189,989)	7.309		6/1/2034		190,000		163,628

Sovereign Bonds - 0.4%
Province of Ontario (Cost $184,417)	3.500		7/15/2013		185,000		182,219

Yankee Bonds - 0.3%
Rio Tinto Finance USA Ltd. (Cost $129,569)	5.875		7/15/2013		130,000		127,440

Pass-Thru Securities - 27.1%

Agency Pass-Thru Securities - 24.1%
FGLMC (TBA) (d) (e)	5.500		10/13/2037		1,215,000		1,208,546
FHLMC (e)	5.000		6/1/2037		640,485		624,297
FHLMC (e)	6.000		9/1/2037		532,857		539,916
FNMA (e)	5.500		1/1/2034		334,086		334,143
FNMA (e)	5.000		12/1/2036		665,075		649,097
FNMA (e)	5.000		1/1/2037		708,721		691,251
FNMA (e)	5.000		2/1/2037		720,946		703,022
FNMA (e)	5.000		3/1/2037		520,663		507,718
FNMA (e)	6.000		2/1/2038		396,737		402,281
FNMA (e)	5.500		3/1/2038		1,945,063		1,941,140
FNMA (e)	5.500		3/1/2038		443,145		442,251
FNMA (e)	5.500		3/1/2038		444,378		443,482
FNMA (e)	6.000		3/1/2038		371,024		376,172
FNMA (e)	5.000		4/1/2038		662,147		645,684
FNMA (TBA) (d) (e)	5.000		10/1/2035		630,000		613,856
							10,122,856

Non-Agency Pass-Thru - 3.0%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389		10/15/2038		193,064		190,429
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223		4/10/2040		205,514		202,512
Goldman Sachs Mortgage Securities Corp. 2007-EOP L 144A (a) (e)	3.787		3/20/2020		140,000		126,000
Impac Secured Assets Corp. 2006-2 2A1 (a)	3.557		8/25/2036		300,597		211,199
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960		7/12/2038		200,000		195,604
Morgan Stanley Capital I 2006-IQ12 A1	5.257		12/15/2043		109,682		106,700
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380		10/15/2041		215,111		210,868
							1,243,312
Total Pass-Thru Securities (Cost $11,586,387)							11,366,168

U.S. Treasury Obligation - 2.7%
U.S. Treasury Bonds (b)	5.250		2/15/2029		405,000		449,075
U.S. Treasury Notes (b)	3.875		10/31/2012		385,000		402,686
U.S. Treasury Notes	3.875		2/15/2013		260,000		270,542
Total U.S. Treasury Obligations (Cost $1,125,846)							1,122,303

Foreign Denominated - 40.0%

Brazil - 0.9%
Republic of Brazil	12.500		1/5/2016	BRL	675,000		359,948

Canada - 1.9%
Ontario Province	4.500		12/2/2012	CAD	825,000		793,895

Euro - 21.7%
Atlantia SpA EMTN (a)	5.410		6/9/2011	EUR	300,000		416,347
Bundesobligation 144A	3.250		4/17/2009		510,000		719,370
Bundesrepublik Deutschland	3.750		1/4/2009		1,930,000		2,720,773
Bundesrepublik Deutschland	3.750		1/4/2015		75,000		104,759
Bundesrepublik Deutschland	4.000		7/4/2016		100,000		141,028
Bundesrepublik Deutschland	4.000		1/4/2037		145,000		184,709
Buoni Poliennali Del Tes	3.000		1/15/2010		685,000		954,786
Buoni Poliennali Del Tes	0.950		9/15/2010		273,880		376,442
Buoni Poliennali Del Tes	4.500		2/1/2018		465,000		642,274
Carrefour SA EMTN	5.125		10/10/2014		50,000		67,583
Deutsche Bundesrepublik	5.000		7/4/2011		190,000		277,030
DNB Nor Bank ASA EMTN (a)	5.164		5/30/2017		100,000		132,887
E.ON International Finance EMTN	5.500		10/2/2017		130,000		180,354
Finmeccanica SpA	4.875		3/24/2025		80,000		90,109
GE Capital European Funding EMTN (a)	5.093		5/4/2011		370,000		475,707
Holcim Finance Lux SA EMTN	4.375		6/23/2010		65,000		89,534
HSBC Capital Fuding (a)	5.370		12/24/2049		75,000		84,845
Koninklijike KPN NV	4.750		1/17/2017		75,000		91,515
Netherlands Government Bond	4.000		1/15/2037		470,000		588,133
Nydredit Realkredit A/S (a)	4.901		9/29/2049		100,000		117,002
Repsol International Finance EMTN	4.625		10/8/2014		100,000		129,850
Schering-Plough Corp.	5.000		10/1/2010		50,000		69,275
Schering-Plough Corp.	5.375		10/1/2014		140,000		184,160
Sogerim EMTN	7.500		4/20/2011		60,000		86,628
Telefonica Europe BV EMTN	5.125		2/14/2013		55,000		77,056
Veolia Environnement EMTN	4.875		5/28/2013		65,000		88,632
							9,090,788
Hungary - 1.7%
Hungary Government Bond	8.000		2/12/2015	HUF	125,000,000		703,859

Japan - 1.5%
Development Bank of Japan	1.050		6/20/2023	JPY	27,000,000		222,418
Japan Government	1.000		12/20/2012		36,000,000		338,603
Japan Government	1.700		6/20/2033		10,000,000		83,388
							644,409
Mexico - 1.9%
Mexican Bonos	7.750		12/14/2017	MXN	8,900,000		796,791

South Korea - 0.3%
Export-Import Bank of Korea EMTN	5.750		5/22/2013	KRW	110,000		144,788

United Kingdom - 10.1%
BAT International Finance PLC EMTN	6.375		12/12/2019	GBP	40,000		66,187
Northern Rock PLC EMTN (a)	5.625		1/13/2015		260,000		372,673
United Kingdom Gilt	4.250		3/7/2011		690,000		1,231,814
United Kingdom Gilt	8.000		9/27/2013		190,000		393,686
United Kingdom Gilt	5.000		9/7/2014		590,000		1,090,325
United Kingdom Gilt	4.000		9/7/2016		570,000		993,185
United Kingdom Gilt	4.250		6/7/2032		45,000		75,481
							4,223,351
Total Foreign Denominated (Cost $17,771,422)							16,757,829
TOTAL BONDS AND NOTES (Cost $42,812,830)							41,002,808

SHORT-TERM INVESTMENTS - 6.0%					Par Value

Federal Agency Bond - 2.1%
FNMA Discount Note (e) (g) (Cost $907,815)	2.40%		11/6/2008		910,000		907,815

U.S. Treasury Bills - 1.1%
U.S. Treasury Bill (g)	0.05%		10/16/2008		265,000		264,995
U.S. Treasury Bill (c) (g)	0.34%		1/2/2009		190,000		189,831
Total U.S. Treasury Bills (Cost $454,826)							454,826
Total Short Term Investments (Cost $1,362,641)							1,362,641

INVESTMENT OF CASH COLLATERAL - 1.1%					Shares
BlackRock Cash Strategies L.L.C. (f) (i) (Cost $476,059)					476,059		476,059
TOTAL UNAFFILIATED INVESTMENTS (Cost $44,651,530)							42,841,508

AFFILIATED INVESTMENTS - 1.7%
Dreyfus Institutional Cash Advantage Fund (h) (i)					464,016		464,016
Dreyfus Institutional Preferred Plus Money Market Fund (h)					227,298		227,298
TOTAL AFFILIATED INVESTMENTS (Cost $691,314)							691,314

TOTAL INVESTMENTS - 103.8% (Cost $45,342,844)							43,532,822

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8%)							(1,602,319)

NET ASSETS - 100%							$ 41,930,503

Notes to Schedule of Investments:

144A- Securities exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,377,777 or 5.7% of net assets.

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Renminbi
COP - Columbia Peso
CVT - Convertible
EMTN - Euro Medium term note
EUR - Euro
FGLMC - Federal Government Loan Mortgage Corporation
FHLMC - Federal Home Loan Mortgage Company
FNMA - Federal National Mortgage Association
GBP- British Pound
HUF- Hungary Forint
ILS - Isreali Shekel
JPY- Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
MXN - Mexican New Peso
NZD - New Zealand Dollar
REIT - Real Estate Investment Trust
SAR - Saudi Arabia Riyal
SEK - Swedish Korona
TBA - To be announced
TRY - Turkish Lira
USD - United States Dollar
(a) Variable Rate Security; rate indicated is as of September 30, 2008.
(b) Security, or a portion of thereof, was on loan at September 30, 2008.
(c) Denotes all or part of security segregated as collateral for delayed delivery securities, futures and swap contracts.
(d) Delayed delivery security.

(e) On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

(f) Illiquid security. At period end, the value of these securities amounted to $476,059 or 1.1% of net assets.
(g) Rate denoted is yield to maturity.
(h) Affiliated institutional money market fund.
(i) Investment of security lending cash collateral.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $45,342,844. Net unrealized depreciation on investments was $1,810,022 of which $239,910 related to appreciated investment securities and $2,049,932 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the
Securities and Exchange Commission on Form N-CSR.

At September 30, 2008, the Fund held the following futures contracts:
							Unrealized
					Underlying Face		Appreciation/
Contract	Position		Expiration Date		Amount at Value ($)		(Depreciation) ($)
U.S. 2 Year Treasury Note (4 Contracts)	Long		12/31/2008		853,750		5,618
U.S. 5 Year Treasury Note (14 Contracts)	Long		12/31/2008		1,571,281		5,137
U.S. 10 Year Treasury Note (20 Contracts)	Short		12/19/2008		2,292,500		20,052
U.S. Long Bond CBT (8 Contracts)	Short		12/19/2008		937,375		(488)
Australia 3 Year Bond (9 Contracts)	Long		12/15/2008		729,289		7,584
EURO - Bobl (35 Contracts)	Long		12/8/2008		5,405,603		41,027
EURO - Bund (20 Contracts)	Long		12/8/2008		3,239,681		20,465
EURO - Schatz (5 Contracts)	Long		12/8/2008		734,679		5,847
							105,242

At September 30, 2008 the Fund held the following forward exchange contracts:

		Local				Unrealized
		Principal	Contract	Value at	Amount	Appreciation
Contracts to Deliver		Amount	Value Date	September 30, 2008	to Receive	(Depreciation) ($)
Australian Dollar,		380,662	12/17/2008	299,318	329,658	30,340
Brazilian Real		730,000	12/17/2008	377,686	408,049	30,363
Canadian Dollar		850,000	12/17/2008	801,043	797,388	(3,655)
China Renminlbi		2,800,000	11/21/2008	409,299	409,088	(211)
China Renminlbi		2,820,000	3/26/2009	412,704	444,794	32,090
Euro		270,000	12/17/2008	381,184	396,301	15,117
Euro		120,000	12/17/2008	169,415	176,134	6,719
Euro		3,748,000	12/17/2008	5,291,396	5,488,233	196,837
Euro		1,485,000	12/17/2008	2,096,511	2,173,787	77,276
Euro		60,000	12/17/2008	84,708	84,966	258
Euro		570,000	12/17/2008	804,721	802,104	(2,617)
Euro		665,000	12/17/2008	938,842	935,356	(3,486)
Euro		130,000	12/17/2008	183,533	183,040	(493)
Euro		30,000	12/17/2008	42,354	42,944	590
Euro		20,000	12/17/2008	28,236	28,954	718
Euro		2,060,000	1/2/2009	2,908,338	2,938,388	30,050
British Pounds		400,000	12/17/2008	712,712	727,124	14,412
British Pounds		2,005,000	12/17/2008	3,572,470	3,644,709	72,239
British Pounds		290,000	12/17/2008	516,716	506,488	(10,228)
British Pounds		210,000	12/17/2008	374,174	366,410	(7,764)
British Pounds		180,000	12/17/2008	320,720	325,530	4,810
Hungary Forint		62,400,000	12/17/2008	363,026	370,019	6,993
Hungary Forint		62,000,000	12/17/2008	360,699	364,663	3,964
Japanese Yen		181,200,000	10/17/2008	1,709,176	1,738,046	28,870
Japanese Yen		15,440,000	12/17/2008	146,964	142,149	(4,815)
Japanese Yen		41,770,000	12/17/2008	397,583	388,630	(8,953)
Japanese Yen		25,220,000	12/17/2008	240,054	234,583	(5,471)
Japanese Yen		181,200,000	12/17/2008	1,724,734	1,735,666	10,932
Japanese Yen		45,100,000	12/17/2008	429,280	421,496	(7,784)
Japanese Yen		88,920,000	12/17/2008	846,376	831,028	(15,348)
Mexican Peso		4,390,000	12/17/2008	401,588	411,125	9,537
Mexican Peso		4,400,000	12/17/2008	402,503	411,280	8,777
Malaysian Ringgit		1,310,000	11/21/2008	383,078	381,924	(1,154)
Malaysian Ringgit		1,320,000	3/26/2009	388,532	422,062	33,530
New Zealand Dollar		470,000	12/17/2008	311,211	329,658	18,447
New Zealand Dollar		2,050,000	12/17/2008	1,357,408	1,357,243	(165)
Swedish Krona,		30,000	12/17/2008	4,337	4,461	124
				30,192,629	30,753,478	560,849

		Local				Unrealized
		Principal	Contract	Value at	Amount	Appreciation
Contracts to Receive		Amount	Value Date	September 30, 2008	to Deliver	(Depreciation) ($)
Argentine Peso		320,000	10/9/2008	101,664	104,320	(2,656)
Australian Dollar		380,662	12/17/2008	299,318	329,658	(30,340)
Brazilian Real		730,000	12/17/2008	377,687	390,792	(13,105)
Chilean Peso		53,000,000	10/9/2008	95,997	102,330	(6,333)
China Renminlbi		2,800,000	11/21/2008	409,299	410,317	(1,018)
China Renminlbi		2,820,000	3/26/2009	412,704	431,787	(19,083)
Egyptian Pound		550,000	10/9/2008	101,156	101,364	(208)
Euro		255,528	12/17/2008	360,753	370,019	(9,266)
Euro		253,304	12/17/2008	357,613	364,663	(7,050)
Euro		400,000	12/17/2008	564,717	558,576	6,141
Euro		10,000	12/17/2008	14,118	14,324	(206)
Euro		60,000	12/17/2008	84,708	85,944	(1,236)
Euro		120,000	12/17/2008	169,415	171,888	(2,473)
Euro		20,000	12/17/2008	28,236	29,570	(1,334)
Euro		120,000	12/17/2008	169,415	177,420	(8,005)
Euro		100,000	12/17/2008	141,179	147,850	(6,671)
Euro		200,000	12/17/2008	282,358	293,340	(10,982)
Euro		270,000	12/17/2008	381,184	397,224	(16,040)
British Pound		210,000	12/17/2008	374,174	366,209	7,965
Israeli Shekel		380,000	10/10/2008	109,996	106,817	3,179
Japanese Yen		181,200,000	10/17/2008	1,709,176	1,723,416	(14,240)
Japanese Yen		45,100,000	12/17/2008	429,280	420,615	8,665
Japanese Yen		88,920,000	12/17/2008	846,376	852,909	(6,533)
Malaysian Ringgit		1,310,000	11/21/2008	383,078	391,711	(8,633)
Malaysian Ringgit		1,320,000	3/26/2009	388,532	414,118	(25,586)
New Zealand Dollar		470,000	12/17/2008	311,211	329,658	(18,447)
New Zealand Dollar		790,000	12/17/2008	523,099	519,583	3,516
New Zealand Dollar		1,260,000	12/17/2008	834,309	844,641	(10,332)
Saudi Arabia Riyal		630,000	6/16/2009	168,451	169,173	(722)
Saudi Arabia Riyal		910,000	6/16/2009	243,318	244,394	(1,076)
Turkish Lira		130,000	10/9/2008	101,713	104,826	(3,113)
				10,774,234	10,969,456	(195,222)

At September 30, 2008, the Fund held the following open swap agreements:
							Unrealized
Credit Default	Reference	Bull/Sell	(Pay) /Receive		Notional		Appreciation
Counterparty	Entity	Protection	Fixed Rate (%)	Expriration	Amount ($)		(Depreciation) ($)
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.960)	6/20/2012	320,000	USD	(3,963)
Deutsche Bank	Republic of Turkey, 11.875%, 1/15/2030	Buy	(2.790)	9/20/2013	210,000	USD	1,779
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	Buy	(2.650)	6/20/2013	820,000	USD	(13,175)
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	Buy	(3.300)	6/20/2013	63,000	USD	2,621
JPMorgan	Capital One Financial, 6.25%, 11/15/2013	Buy	(2.350)	12/20/2012	107,000	USD	7,982
JPMorgan	Deutsche Bank, 5.125%, 1/31/2013	Buy	(3.600)	12/20/2013	425,000	USD	(10,523)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(1.900)	9/20/2012	360,000	USD	(7,703)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.250)	12/20/2012	10,000	USD	(366)
JPMorgan	Republic of Latvia, 4.25%, 4/2/2014	Buy	(3.350)	9/20/2013	210,000	USD	(153)
JPMorgan	Republic of Philippines, 10.625%, 3/16/2025	Buy	(2.460)	9/20/2013	210,000	USD	4,046
JPMorgan	Romanian Government, 8.5%, 5/8/2012	Buy	(2.570)	9/20/2013	210,000	USD	(55)
JPMorgan	ABX HE 07-1 AAA Stuctured Index, .09%, 8/25/2037	Sell	0.090	8/25/2037	215,000	USD	(4,708)
JPMorgan	Dow Jones CDX.NA.IG.9 Index	Buy	(2.650)	6/20/2013	850,000	USD	5,002
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	Buy	(2.325)	12/20/2012	40,000	USD	(1,576)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.880)	6/20/2013	140,000	USD	(862)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.750)	6/20/2013	65,000	USD	(52)
UBS AG	iTRAXX Europe Senior Financials Series 10	Buy	(2.200)	12/20/2013	300,000	EUR	(5,974)
							(27,680)

							Unrealized
	Reference	(Pay) /Receive			Notional		Appreciation
Counterparty	Entity	Floating Rate	Fixed Rate (%)	Expriration	Amount ($)		(Depreciation) ($)
Barclays	NZD - 3 Month LIBOR	Pay	7.5800	5/1/2013	1,225,000	NZD	42,737
JPMorgan	USD - 3 Month Libor	Pay	4.8975	8/24/2009	5,820,000	USD	99,198
JPMorgan	GBP - 6 Month LIBOR	Pay	5.0300	4/4/2013	450,000	GBP	(9,677)
JPMorgan	GBP - 6 Month LIBOR	Pay	6.3000	6/18/2011	1,410,000	GBP	72,729
JPMorgan	JPY -6 Month YENIBOR	Pay	1.3600	1/19/2012	219,000,000	JPY	10,164
JPMorgan	MYR - 6 Month KILBOR	Pay	4.1600	10/31/2011	838,925	MYR	1,942
JPMorgan	NZD - 3 Month LIBOR	Pay	8.0475	6/21/2012	500,000	NZD	21,406
Morgan Stanley	NZD - 3 Month LIBOR	Pay	7.8750	5/18/2010	2,850,000	NZD	66,339
UBS AG	JPY -6 Month YENIBOR	Pay	2.5125	6/6/2016	142,000,000	JPY	93,927
							398,765

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:
		Valuation Inputs	Investments in Securities ($)			Other Financial Instruments* ($)
Level 1 - Quoted Prices			691,314			105,242
Level 2 - Other Significant Observable Inputs			42,365,449			736,712
Level 3 - Significant Unobservable Inputs			476,059			0
Total			43,532,822			841,954
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in Securities ($)
Balance as of 12/31/2007			1,657,140
Realized gain (loss)			0
Change in unrealized appreciation (depreciation)			0
Net purchases (sales)			(1,181,081)
Transfers in and/or out of Level 3			0
Balance as of 9/30/2008			476,059

Mellon Institutional Funds Investments Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments - September 30, 2008 (Unaudited)
					Par
Security Description	Rate		Maturity		Value		Value ($)
UNAFFILIATED INVESTMENTS - 92.8%

BONDS AND NOTES - 92.0%

ASSET BACKED - 0.3%
Residential Asset Mortgage Products, Inc. 2006-RS4 A2 (a) (Cost $303,875)	3.317		7/25/2036	USD	325,000		312,919

Collateralized Mortgage Obligations - 3.2%
GNMA 2004-23 B	2.946		3/16/2019		432,408		425,767
GNMA 2005-76 A	3.963		5/16/2030		538,249		532,442
GNMA 2005-79 A	3.998		10/16/2033		432,716		429,556
GNMA 2006-67 A	3.947		10/6/2011		899,503		890,440
GNMA 2006-68 A	3.888		7/16/2026		455,664		451,102
GNMA 2007-34 A	4.272		11/16/2026		380,112		378,637
Total Collateralized Mortgage Obligations (Cost $3,058,847)							3,107,944

Corporate - 17.4%
Banking - 2.0%
Bank of America Capital Trust XIII (a)	3.219		3/15/2049		330,000		230,896
Bank of America Corp.	4.900		5/1/2013		530,000		479,462
Chevy Chase Bank FSB	6.875		12/1/2013		105,000		84,000
Citigroup, Inc.	5.500		4/11/2013		530,000		462,616
Sovereign Bancorp (a)	3.440		3/23/2010		200,000		141,953
Wells Fargo & Co.	4.375		1/31/2013		530,000		487,188
							1,886,115
Communications - 1.3%
AT&T, Inc.	6.400		5/15/2038		280,000		234,982
News America, Inc.	6.150		3/1/2037		270,000		220,138
Qwest Corp. (a)	6.069		6/15/2013		170,000		144,500
Telecom Italia Capital	6.999		6/4/2018		370,000		332,131
Time Warner Cable, Inc.	5.400		7/2/2012		155,000		147,438
Verizon Communications, Inc.	6.100		4/15/2018		75,000		69,256
Verizon Communications, Inc.	6.900		4/15/2038		100,000		88,642
							1,237,087
Financial - 7.0%
Barclays Bank PLC 144A (a)	7.700		4/25/2049		255,000		224,086
Block Financial LLC	7.875		1/15/2013		995,000		1,043,629
Capmark Financial Group	5.875		5/10/2012		250,000		124,624
Citigroup, Inc.	5.300		10/17/2012		340,000		302,676
Countrywide Financial Corp. (a)	3.418		3/24/2009		570,000		556,384
ERAC USA Finance Co. 144A	5.300		11/15/2008		490,000		489,163
General Electric Capital Corp.	5.625		9/15/2017		1,020,000		875,415
JPMorgan Chase & Co.	4.750		5/1/2013		530,000		493,238
Metropolitan Life Global Funding I 144A	5.125		4/10/2013		300,000		291,443
NYSE Euronext	4.800		6/28/2013		400,000		380,808
Pacific Life Global Funding 144A	5.150		4/15/2013		370,000		369,582
Pricoa Global Funding 144A	5.400		10/18/2012		515,000		515,902
SLM Corp.	4.000		1/15/2009		1,010,000		828,200
Sprint Capital Corp.	6.875		1/15/2028		140,000		93,800
Willis North America, Inc.	6.200		3/28/2017		235,000		204,323
							6,793,273
Health Care - 0.2%
Coventry Health Care, Inc.	5.950		3/15/2017		195,000		162,544

Industrial - 3.6%
Kraft Foods, Inc.	6.875		2/1/2038		285,000		262,378
Mosaic Co. 144A	7.375		12/1/2014		300,000		310,581
Nordic Telecommunication Co. Holdings 144A	8.875		5/1/2016		210,000		191,100
Norfolk Southern Corp.	5.750		4/1/2018		100,000		96,390
Philip Morris International, Inc.	5.650		5/16/2018		290,000		268,057
Prologis Trust REIT	6.625		5/15/2018		130,000		111,653
Reed Elsevier Capital, Inc.	4.625		6/15/2012		770,000		753,634
Rogers Wireless, Inc.	7.500		3/15/2015		255,000		259,205
SabMiller PLC 144A (a)	3.091		7/1/2009		200,000		199,127
Steel Dynamics, Inc.	7.375		11/1/2012		155,000		141,825
Telefonica Emisiones SAU (a)	3.504		6/19/2009		560,000		556,710
WEA Finance LLC 144A	7.125		4/15/2018		345,000		310,156
							3,460,816
Public Utility - 0.2%
National Grid PLC	6.300		8/1/2016		195,000		186,010

Services - 1.0%
Delhaize Group	6.500		6/15/2017		200,000		189,431
Walgreen Co.	4.875		8/1/2013		240,000		239,926
Wal-Mart Stores, Inc. (b)	4.250		4/15/2013		525,000		515,289
							944,646
Utilities - 2.1%
Appalachian Power Co.	7.000		4/1/2038		395,000		369,544
Enel Finance International 144A	5.700		1/15/2013		190,000		191,948
Entergy Louisiana LLC 144A	6.000		5/1/2018		305,000		280,229
Ipalco Enterprises, Inc. 144A	7.250		4/1/2016		140,000		133,700
Kentucky Power Co. 144A	6.000		9/15/2017		540,000		501,963
Nisource Finance Corp. (a)	3.381		11/23/2009		200,000		194,893
Potomac Electric Power Co.	6.500		11/15/2037		365,000		351,249
							2,023,526
Total Corporate Bonds (Cost $17,969,872)							16,694,017

Yankee Bond - 0.3%
Rio Tinto Finance USA Ltd. (Cost $299,007)	5.875		7/15/2013		300,000		294,093

Foreign Denominated - 68.2%

Brazil - 0.9%
Republic of Brazil	12.500		1/5/2016	BRL	1,550,000		826,547

Canada - 3.2%
Ontario Province	4.500		12/2/2012	CAD	3,170,000		3,050,481

Euro - 29.3%
AT&T, Inc.	6.125		4/2/2015	EUR	200,000		274,730
Autostrade SPA EMTN (a)	5.410		6/9/2011		500,000		693,912
Bundesobligation	3.500		4/8/2011		1,110,000		1,559,312
Bundesobligation 144A	3.250		4/17/2009		330,000		465,475
Bundesrepublik Deutschland	3.750		4/18/2009		2,070,000		2,918,135
Bundesrepublik Deutschland	5.000		7/4/2011		2,380,000		3,470,167
Bundesrepublik Deutschland	4.500		1/4/2013		1,895,000		2,739,857
Bundesrepublik Deutschland	4.250		1/4/2014		440,000		632,655
Bundesrepublik Deutschland	3.750		1/4/2015		805,000		1,124,416
Bundesrepublik Deutschland	3.500		1/4/2016		1,875,000		2,566,536
Bundesrepublik Deutschland	4.000		7/4/2016		250,000		352,569
Bundesrepublik Deutschland	4.750		7/4/2034		2,995,000		4,273,611
Bundesrepublik Deutschland	4.000		1/4/2037		490,000		624,189
Buoni Poliennali Del Tes	0.950		9/15/2010		1,265,265		1,739,079
Deutsche Cap Trust IV (a)	5.330		9/29/2049		290,000		329,865
DNB Nor Bank ASA EMTN (a)	5.164		5/30/2017		250,000		332,218
Carrefour SA EMTN	5.125		10/10/2014		200,000		270,333
Citigroup Inc. EMTN (a)	5.111		6/3/2011		675,000		862,020
E.ON International Finance EMTN	5.500		10/2/2017		335,000		464,758
Export-Import Bank of Korea EMTN	5.750		5/22/2013		255,000		335,645
HSBC Capital Funding LP (a)	5.369		3/24/2049		175,000		197,972
Koninklijke KPN NV	4.750		1/17/2017		175,000		213,534
Nykredit (a)	4.901		9/22/2049		220,000		257,403
Repsol International Finance EMTN	4.625		10/8/2014		255,000		331,117
Schering-Plough Corp.	5.000		10/1/2010		85,000		117,768
Schering-Plough Corp.	5.375		10/1/2014		350,000		460,399
Sogerim EMTN	7.500		4/20/2011		195,000		281,539
Telefonica Europe BV EMTN	5.125		2/14/2013		145,000		203,147
							28,092,361
Hungary - 1.7%
Hungary Government	8.000		2/12/2015	HUF	291,000,000		1,634,659

Japan - 12.3%
Development Bank of Japan	1.600		6/20/2014	JPY	160,000,000		1,534,515
Development Bank of Japan	1.700		9/20/2022		499,000,000		4,525,917
Development Bank of Japan	1.050		6/20/2023		65,000,000		535,450
Japan Finance Corp.	1.350		11/26/2013		70,000,000		665,842
Japan Government	1.000		12/20/2012		126,000,000		1,185,110
Japan Government	1.900		9/20/2023		18,000,000		169,204
Japan Government	1.700		6/20/2033		57,000,000		475,309
European Investment Bank	1.400		6/20/2017		185,700,000		1,734,055
European Investment Bank	1.900		1/26/2026		110,000,000		1,007,075
							11,832,477

Mexico - 1.9%
Mexican Bonos	7.750		12/14/2017	MXN	20,500,000		1,835,306

Sweden - 3.1%
Swedish Government	5.250		3/15/2011	SEK	19,700,000		2,940,328

United Kingdom - 15.8%
BAT International Finance PLC EMTN	6.375		12/12/2019	GBP	155,000		256,476
Northern Rock PLC EMTN (a)	5.625		1/13/2015		635,000		910,183
Transco Holdings PLC	7.000		12/16/2024		140,000		262,691
United Kingdom Gilt	4.750		6/7/2010		1,540,000		2,769,935
United Kingdom Gilt	4.250		3/7/2011		1,270,000		2,267,252
United Kingdom Gilt	5.000		3/7/2012		1,420,000		2,594,460
United Kingdom Gilt	8.000		9/27/2013		770,000		1,595,466
United Kingdom Gilt	5.000		9/7/2014		1,175,000		2,171,409
United Kingdom Gilt	4.000		9/7/2016		1,225,000		2,134,477
United Kingdom Gilt	4.250		6/7/2032		140,000		234,829
							15,197,178
Total Foreign Denominated (Cost $67,088,687)							65,409,337

Pass Thru Securities - 2.6%
Non-Agency Pass Thru Securities - 1.6%
Goldman Sachs Mortgage Securities Corp. 2007-EOP L 144A (a)	3.787		3/20/2020		360,000		324,000
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960		7/12/2038		475,000		464,559
Morgan Stanley Capital I 2006-IQ12 A1	5.257		12/15/2043		211,800		206,042
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380		10/15/2041		508,445		498,414
							1,493,015

Agency Pass Thru Securities - 1.0%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389		10/15/2038		458,526		452,269
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223		4/10/2040		503,998		496,637
							948,906
Total Pass Thru (Cost $2,525,003)							2,441,921
TOTAL BONDS AND NOTES (Cost $91,245,291)							88,260,231

SHORT-TERM INVESTMENT -0.6%
U.S. Government - 0.6%
U.S. Treasury Bill (c) (d) (Cost $584,526)	2.135		1/2/2009		585,000		584,526

INVESTMENT OF CASH COLLATERAL - 0.2%					Shares
BlackRock Cash Strageties L.L.C. (e) (Cost $210,785)					210,785		210,785
TOTAL UNAFFILIATED INVESTMENTS (Cost $92,040,602)							89,055,542

AFFILIATED INVESTMENTS - 1.8%
Dreyfus Institutional Cash Advantage Fund (f) (g)					49,215		49,215
Dreyfus Institutional Preferred Plus Money Market Fund (f)					1,658,360		1,658,360
TOTAL AFFILIATED INVESTMENTS (Cost $1,707,575)							1,707,575

TOTAL INVESTMENTS--94.6% (Cost $93,748,177)					2,243,360		90,763,117
OTHER ASSETS, LESS LIABILITIES--5.4%							5,146,945
NET ASSET--100%							95,910,062

Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,798,455 or 5.0% of net assets.

ARS-Argentine Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CLP-Chilean Peso
CNY-China Renminlbi
EGP-Egyptian Pound
EMTN-Euro Medium Term Note
EUR-Euro
GBP-British Pound
GNMA-Government National Mortgage Association
HUF-Hungary Forint
ILS-Israeli Shekel
JPY-Japanese Yen
MXN-Mexican New Peso
MYR-Malaysian Ringgit
NZD-New Zealand Dollar
REIT - Real Estate Investment Trust
SAR-Saudi Arabia Riyal
SEK-Swedish Krona
TRY-Turkish Lira
USD-United States Dollar
(a) Variable Rate Security; rate indicated is as of September 30, 2008.
(b) Security, or a portion of thereof, was on loan at September 30, 2008.
(c) Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.
(e) Illiquid security. At period end, the value fo these securities amounted to $210,785 or 0.2% of net assets.
(f) Affiliated institutional money market fund.
(g) Investment of security lending collateral.
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $93,748,177. Net unrealized depreciation on investments was $2,985,060 of which $1,514,463 related to appreciated investment securities and $4,499,523 related to depreciated investment securities.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At September 30, 2008 the Fund held the following futures contracts:

				Underlying	Unrealized
			Expiration	Face Amount	Appreciation/
Contract	Position		Date	at Value ($)	(Depreciation) ($)
U.S. 2 Year Treasury Note (23 Contracts)	Short		12/31/2008	4,909,063	(30,902)
U.S. 5 Year Treasury Note (20 Contracts)	Short		12/31/2008	2,244,688	(8,036)
U.S. 10 Year Treasury Note (22 Contracts)	Short		12/19/2008	2,521,750	21,967
U.S. Long Bond (44 Contracts)	Short		12/19/2008	5,155,563	(2,792)
Australia 3 Year Treasury Note (21 Contracts)	Long		12/15/2008	1,701,674	17,703
Euro- Bobl (99 Contracts)	Long		12/8/2008	15,290,135	116,443
Euro- Bund (62 Contracts)	Long		12/8/2008	10,043,010	63,830
Euro- Schatz (32 Contracts)	Long		12/8/2008	4,701,943	37,499
					215,712

At September 30, 2008 the Fund held the following forward exchange contracts:

		Local				Unrealized
		Principal	Contract	Value at	Amount	Appreciation
Contracts to Deliver		Amount	Value Date	9/30/2008 ($)	to Receive ($)	(Depreciation) ($)
Australian Dollar		793,722	12/17/2008	624,109	687,372	63,263
Brazilian Real		1,680,000	12/17/2008	869,197	939,072	69,875
Canadian Dollar		3,290,000	12/17/2008	3,100,508	3,086,362	(14,146)
China Renminlbi		6,600,000	11/21/2008	964,776	964,278	(498)
China Renminlbi		6,790,000	3/26/2009	993,710	1,070,978	77,268
Euro		1,050,000	11/14/2008	1,482,534	1,517,345	34,811
Euro		350,000	12/17/2008	494,127	513,723	19,596
Euro		1,920,000	12/17/2008	2,710,641	2,810,553	99,912
Euro		13,780,000	12/17/2008	19,454,494	20,178,192	723,698
Euro		610,000	12/17/2008	861,193	895,346	34,153
Euro		180,000	12/17/2008	254,123	254,898	775
Euro		1,515,000	12/17/2008	2,138,865	2,130,923	(7,942)
Euro		280,000	12/17/2008	395,302	393,610	(1,692)
Euro		1,260,000	12/17/2008	1,778,858	1,773,072	(5,786)
Euro		650,000	12/17/2008	917,665	906,431	(11,234)
Euro		650,000	12/17/2008	917,665	901,048	(16,617)
Euro		340,000	12/17/2008	480,009	481,090	1,081
Euro		750,000	12/17/2008	1,058,844	1,056,000	(2,844)
Euro		680,000	12/17/2008	960,019	973,386	13,367
Euro		90,000	12/17/2008	127,061	130,293	3,232
Euro		75,000	12/17/2008	105,884	108,409	2,525
Euro		2,320,000	1/2/2009	3,275,409	3,309,253	33,844
British Pounds		990,000	12/17/2008	1,763,963	1,799,632	35,669
British Pounds		7,391,000	12/17/2008	13,169,139	13,435,434	266,295
British Pounds		550,000	12/17/2008	979,979	959,645	(20,334)
British Pounds		550,000	12/17/2008	979,979	960,580	(19,399)
British Pounds		270,000	12/17/2008	481,081	480,562	(519)
British Pounds		230,000	12/17/2008	409,809	415,955	6,146
Hungarian Forint		145,300,000	12/17/2008	845,316	861,598	16,282
Hungarian Forint		145,000,000	12/17/2008	843,571	852,841	9,270
Japanese Yen		395,000,000	10/17/2008	3,725,853	3,788,787	62,934
Japanese Yen		895,250,000	12/17/2008	8,521,345	8,242,188	(279,157)
Japanese Yen		109,850,000	12/17/2008	1,045,596	1,010,654	(34,942)
Japanese Yen		85,340,000	12/17/2008	812,300	793,787	(18,513)
Japanese Yen		174,780,000	12/17/2008	1,663,626	1,626,163	(37,463)
Japanese Yen		395,000,000	12/17/2008	3,759,767	3,783,597	23,830
Japanese Yen		98,300,000	12/17/2008	935,658	918,691	(16,967)
Japanese Yen		194,300,000	12/17/2008	1,849,425	1,815,888	(33,537)
Mexican Peso		10,120,000	12/17/2008	925,757	947,743	21,986
Mexican Peso		10,140,000	12/17/2008	927,587	947,814	20,227
Malaysian Ringgit		3,090,000	11/21/2008	903,597	900,875	(2,722)
Malaysian Ringgit		3,170,000	3/26/2009	933,066	1,013,589	80,523
New Zealand Dollar		980,000	12/17/2008	648,907	683,791	34,884
New Zealand Dollar		4,830,000	12/17/2008	3,198,186	3,197,798	(388)
Swedish Krona		20,560,000	12/17/2008	2,972,537	3,057,431	84,894
				96,261,037	97,576,677	1,315,640

		Local				Unrealized
		Principal	Contract	Value at	Amount	Appreciation
Contracts to Receive		Amount	Value Date	9/30/2008 ($)	to Deliver ($)	(Depreciation) ($)
Argentine Peso		710,000	10/9/2008	225,567	231,459	(5,892)
Australian Dollar		793,722	12/17/2008	624,109	683,791	(59,682)
Brazilian Real		1,680,000	12/17/2008	869,197	899,358	(30,161)
Chilean Peso		124,000,000	10/9/2008	224,596	239,415	(14,819)
China Renminlbi		6,600,000	11/21/2008	964,776	967,175	(2,399)
China Renminlbi		6,790,000	3/26/2009	993,710	1,039,657	(45,947)
Egyptian Pound		1,280,000	10/9/2008	235,418	235,901	(483)
Euro		1,124,005	10/1/2008	1,582,428	1,623,287	(40,859)
Euro		595,004	12/17/2008	840,022	861,599	(21,577)
Euro		592,405	12/17/2008	836,353	852,841	(16,488)
Euro		840,000	12/17/2008	1,185,905	1,176,974	8,931
Euro		910,000	12/17/2008	1,284,731	1,270,761	13,970
Euro		160,000	12/17/2008	225,887	229,184	(3,297)
Euro		180,000	12/17/2008	254,123	257,832	(3,709)
Euro		350,000	12/17/2008	494,127	501,340	(7,213)
Euro		180,000	12/17/2008	254,123	266,130	(12,007)
Euro		290,000	12/17/2008	409,420	428,765	(19,345)
Euro		280,000	12/17/2008	395,302	412,965	(17,663)
Euro		75,000	12/17/2008	105,884	110,615	(4,731)
Euro		680,000	12/17/2008	960,019	1,002,916	(42,897)
Euro		160,000	12/17/2008	225,887	235,392	(9,505)
British Pound		500,000	12/17/2008	890,890	871,925	18,965
Israeli Shekel		840,000	10/10/2008	243,149	236,121	7,028
Japanese Yen		395,000,000	10/17/2008	3,725,853	3,756,895	(31,042)
Japanese Yen		98,300,000	12/17/2008	935,658	916,772	18,886
Japanese Yen		194,300,000	12/17/2008	1,849,425	1,863,700	(14,275)
Malaysian Ringgit		3,090,000	11/21/2008	903,597	923,960	(20,363)
Malaysian Ringgit		3,170,000	3/26/2009	933,066	994,509	(61,443)
New Zealand Dollar		980,000	12/17/2008	648,907	687,372	(38,465)
New Zealand Dollar		2,090,000	12/17/2008	1,383,894	1,374,593	9,301
New Zealand Dollar		2,740,000	12/17/2008	1,814,292	1,836,759	(22,467)
Saudi Arabia Riyal		1,370,000	6/16/2009	366,313	367,884	(1,571)
Saudi Arabia Riyal		2,350,000	6/16/2009	628,348	631,126	(2,778)
Turkish Lira		280,000	10/9/2008	219,073	225,779	(6,706)
				27,734,049	28,214,752	(480,703)

At September 30, 2008, the Fund held the following open swap agreements:
							Unrealized
Credit Default	Reference	Buy/Sell	(Pay) /Receive		Notional		Appreciation
Swaps Counterparty	Entity	Protection	Fixed Rate (%)	Expriration	Amount ($)		(Depreciation) ($)
Barclays	Block Financial, 5.125%, 10/30/2014	Buy	(2.300)	12/20/2012	15,000	USD	(577)
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.960)	6/20/2012	770,000	USD	(9,536)
Deutsche Bank	Republic of Turkey, 11.875%, 1/15/2030	Buy	(2.790)	9/20/2013	455,000	USD	3,855
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	Buy	(2.650)	9/20/2013	1,850,000	USD	(28,676)
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	Buy	(3.300)	6/20/2013	167,000	USD	6,948
JPMorgan	Capital One Financial, 6.25%, 11/15/2013	Buy	(2.350)	12/20/2012	268,000	USD	19,991
JPMorgan	Deutsche Bank, 5.125%, 1/31/2013	Buy	(3.600)	12/20/2013	925,000	USD	(22,903)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(1.900)	9/20/2012	940,000	USD	(20,114)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.250)	12/20/2012	10,000	USD	(365)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.800)	12/20/2012	15,000	USD	(861)
JPMorgan	Republic of Latvia, 4.25%, 4/2/2014	Buy	(3.350)	9/20/2013	455,000	USD	(332)
JPMorgan	Republic of Philippines, 10.625%, 3/16/2025	Buy	(2.460)	9/20/2013	455,000	USD	8,766
JPMorgan	Romanian Government, 8.5%, 5/8/2012	Buy	(2.570)	9/20/2013	455,000	USD	(119)
JPMorgan	ABX HE 07-1 AAA Stuctured Index, .09%, 8/25/2037	Sell	0.090	8/25/2037	475,000	USD	(10,402)
JPMorgan	Dow Jones CDX.NA.IG.9 Index	Buy	(2.650)	6/20/2013	1,850,000	USD	10,887
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	Buy	(2.325)	12/20/2012	60,000	USD	(2,363)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.880)	6/20/2013	330,000	USD	(2,033)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.750)	6/20/2013	160,000	USD	(128)
UBS AG	iTRAXX Europe Senior Financials Series 10	Buy	(2.200)	12/20/2013	660,000	EUR	(13,143)

							(61,105.00)

							Unrealized
	Reference	(Pay) /Receive			Notional		Appreciation
Counterparty	Entity	Floating Rate	Fixed Rate (%)	Expriration	Amount ($)		(Depreciation) ($)
Barclays	NZD - 3 Month LIBOR	Receive	7.5800	5/1/2013	2,900,000	NZD	101,174.00
JPMorgan	USD - 3 Month Libor	Pay	4.8975	8/24/2009	15,300,000	USD	260,779.00
JPMorgan	GBP - 6 Month LIBOR	Receive	5.0300	4/4/2013	2,460,000	GBP	(52,900.00)
JPMorgan	GBP - 6 Month LIBOR	Pay	6.3000	6/18/2011	3,330,000	GBP	171,763.00
JPMorgan	JPY -6 Month YENIBOR	Pay	1.3600	1/19/2012	595,000,000	JPY	27,439.00
JPMorgan	JPY - 6 Month YENIBOR	Pay	2.0750	7/28/2016	304,000,000	JPY	113,992.00
JPMorgan	MYR - 6 Month KILBOR	Pay	4.1600	10/31/2011	1,659,613	MYR	3,843.00
JPMorgan	NZD - 3 Month LIBOR	Pay	8.0475	6/21/2012	2,210,000	NZD	94,616.00
Morgan Stanley	NZD - 3 Month LIBOR	Pay	7.8750	5/18/2010	5,900,000	NZD	137,333.00
UBS AG	JPY - 6 Month YENIBOR	Pay	2.5125	6/6/2016	246,000,000	JPY	162,719.00
							1,020,758.00

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:
			Valuation Inputs	Investments in Securities ($)		Other Financial Instruments* ($)
Level 1 - Quoted Prices			1,707,575			215,712
Level 2 - Other Significant Observable Inputs			88,844,757			1,794,590
Level 3 - Significant Unobservable Inputs			210,785			0
Total			90,763,117			2,010,302
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in Securities ($)
Balance as of 12/31/2007			733,732
Realized gain (loss)			0
Change in unrealized appreciation (depreciation)			0
Net purchases (sales)			(522,947)
Transfers in and/or out of Level 3			0
Balance as of 9/30/2008			210,785

Item 2 — Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

By:	/s/ STEVEN M. ANDERSON
Steven M. Anderson
Treasurer and Chief Financial Officer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ STEVEN M. ANDERSON
Steven M. Anderson
Treasurer and Chief Financial Officer

Date:	December 1, 2008

By:	/s/ J. DAVID OFFICER
J. David Officer
President and Chief Executive Officer

Date:	December 1, 2008